UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-01701

DAVIS NEW YORK VENTURE FUND, INC.
(Exact name of registrant as specified in charter)

2949 East Elvira Road, Suite 101
Tucson, AZ 85756
(Address of principal executive offices)

Ryan M. Charles
Davis Selected Advisers, L.P.
2949 East Elvira Road, Suite 101
Tucson, AZ 85756
(Name and address of agent for service)

Registrant's telephone number, including area code: 520-806-7600
Date of fiscal year end: July 31, 2017
Date of reporting period: January 31, 2017

____________________

ITEM 1. REPORT TO STOCKHOLDERS

Davis New York Venture Fund

January 31, 2017

SEMI-ANNUAL REPORT

Over 45 Years of Reliable Investing™

DAVIS NEW YORK VENTURE FUND	Table of Contents

This Semi-Annual Report is authorized for use by existing shareholders. Prospective shareholders must receive a current Davis New York Venture Fund prospectus, which contains more information about investment strategies, risks, charges, and expenses. Please read the prospectus carefully before investing or sending money.

Shares of Davis New York Venture Fund are not deposits or obligations of any bank, are not guaranteed by any bank, are not insured by the FDIC or any other agency, and involve investment risks, including possible loss of the principal amount invested.

Portfolio Proxy Voting Policies and Procedures

The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities held by the Fund. A description of the Fund's Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1-800-279-0279, (ii) on the Fund's website at www.davisfunds.com, and (iii) on the SEC's website at www.sec.gov.

In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund's Form N-PX filing is available (i) without charge, upon request, by calling the Fund toll-free at 1-800-279-0279, (ii) on the Fund's website at www.davisfunds.com, and (iii) on the SEC's website at www.sec.gov.

Form N-Q

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund's Form N-Q is available without charge, upon request, by calling 1-800-279-0279, on the Fund's website at www.davisfunds.com, and on the SEC's website at www.sec.gov. The Fund's Form N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

DAVIS NEW YORK VENTURE FUND	Shareholder Letter

Dear Fellow Shareholder,

As stewards of our customers' savings, the management team and Directors of Davis New York Venture Fund recognize the importance of candid, thorough, and regular communication with our shareholders. In our Annual and Semi-Annual Reports we include all of the required quantitative information such as financial statements, detailed footnotes, performance reports, fund holdings, and performance attribution.

In addition, we produce a Manager Commentary. In this commentary, we give a more qualitative perspective on fund performance, discuss our thoughts on individual holdings, and share our investment outlook. You may obtain a copy of the current Manager Commentary either on the Fund's website at www.davisfunds.com or by calling 1-800-279-0279.

We thank you for your continued trust. We will do our best to earn it in the years ahead.

Sincerely,

Christopher C. Davis	Danton G. Goei
President & Portfolio Manager	Portfolio Manager

March 3, 2017

DAVIS NEW YORK VENTURE FUND	Management's Discussion of Fund Performance

Performance Overview
Davis New York Venture Fund outperformed the Standard & Poor's 500® Index ("S&P 500®") for the six-month period ended January 31, 2017 (the "period"). The Fund's Class A shares delivered a total return on net asset value of 10.38%, versus a 5.96% return for the S&P 500®. The sectors1 within the S&P 500® that reported the strongest performance were Financials (up 25%), Information Technology (up 11%), and Industrials (up 9%). The sectors within the S&P 500® that reported the weakest performance were Real Estate (down 9%), Health Care (down 6%), and Telecommunication Services (down 5%). During the third quarter of 2016, the Real Estate sector was added to the S&P 500® Index by moving it out from under the Financials sector.
Contributors to Performance
The Fund's holdings in the Financials sector made the most significant contribution to performance2, both on an absolute basis and when compared to the S&P 500®. The Fund's Financial holdings were up about 22%, compared to up 25% for the S&P 500® sector. The Fund benefited from a significant overweight position (29%, versus 14%) in the strongest performing sector of the period. JPMorgan Chase3 (up 34%), the Fund's third-largest holding, was the overall top contributor. Wells Fargo (up 19%), Berkshire Hathaway (up 14%), Charles Schwab (up 39%), American Express (up 20%), and Bank of New York Mellon (up 15%) were all strong performers. The Fund no longer owns Charles Schwab.
The Fund's investment in Consumer Discretionary companies was the second-largest sector concentration, after Financials. Returns from holdings in the Consumer Discretionary sector also helped performance. The Fund's Consumer Discretionary holdings were up about 9%, compared to up 5% for the S&P 500® sector. Adient (up 40%) was a key contributor that was added to the portfolio in October 2016, while Amazon (up 9%), the Fund's second-largest holding, also aided returns.
Other top contributors to performance came from the Fund's Energy holdings, which were up about 12%, compared to up 8% for the S&P 500® sector. Encana (up 59%) and Apache (up 15%) were strong performers.
The Fund had approximately 12% of its net assets invested in foreign securities. As a whole, the Fund's foreign holdings outperformed its domestic holdings (up 16%, versus up 10%).
Detractors from Performance
The Fund's holdings in the Health Care sector were the most significant detractor from performance on an absolute basis. The Fund's Health Care holdings were down about 2%, compared to down 6% for the S&P 500® sector. Valeant Pharmaceuticals (down 38%) was the Fund's overall top detractor. Express Scripts (down 9%) and Quest Diagnostics (down 4%) were leading detractors. The Fund no longer owns Quest Diagnostics.
When compared to the S&P 500®, returns from holdings in the Information Technology sector hindered performance. The Fund's Information Technology holdings were up about 5%, compared to up 11% for the S&P 500® sector. Although, Fund performance was positive, the Fund suffered from an underweight position (15%, versus 21%) in a strong performing sector. Fang Holdings (down 26%) was a key detractor.
Although the Fund benefited from its overall Energy sector position, it still suffered from a few individual Energy holdings that were key detractors. Cabot Oil & Gas (down 13%), Occidental Petroleum (down 7%), and EQT Corp. (down 17%) were weak performers.
Additional detractors included Liberty Interactive, QVC Group (down 28%) and Advance Auto Parts (down 12%) from the Consumer Discretionary sector, and Moody's (down 6%) from the Financials sector. The Fund no longer owns Advance Auto Parts or Moody's.

Davis New York Venture Fund's investment objective is long-term growth of capital. There can be no assurance that the Fund will achieve its objective. Davis New York Venture Fund's principal risks are: stock market risk, manager risk, common stock risk, large-capitalization companies risk, mid- and small-capitalization companies risk, headline risk, financial services risk, foreign country risk, emerging market risk, foreign currency risk, depositary receipts risk, and fees and expenses risk. See the prospectus for a full description of each risk.
Past performance does not guarantee future results, Fund prices fluctuate, and the value of an investment may be worth more or less than the purchase price. Data provided in this performance overview is for the six-month period ended January 31, 2017, unless otherwise noted. Return figures for underlying Fund positions reflect the return of the security from the beginning of the period or the date of first purchase if subsequent thereto through the end of the period or the date the position is completely liquidated. The actual contribution to the Fund will vary based on a number of factors (e.g., trading activity, weighting). Portfolio holding information is as of the end of the six-month period, January 31, 2017, unless otherwise noted.
[1]	The companies included in the Standard & Poor's 500® Index are divided into eleven sectors. One or more industry groups make up a sector.
[2]
A company's or sector's contribution to or detraction from the Fund's performance is a product both of its appreciation or depreciation and its weighting within the Fund. For example, a 5% holding that rises 20% has twice as much impact as a 1% holding that rises 50%.

[3]
This Management Discussion of Fund Performance discusses a number of individual companies. The information provided in this report does not provide information reasonably sufficient upon which to base an investment decision and should not be considered a recommendation to purchase, sell, or hold any particular security. The Schedule of Investments lists the Fund's holdings of each company discussed.

DAVIS NEW YORK VENTURE FUND	Management's Discussion of Fund Performance – (Continued)

Comparison of a $10,000 investment in Davis New York Venture Fund Class A versus the
Standard & Poor's 500® Index over 10 years for an investment made on January 31, 2007

Average Annual Total Return for periods ended January 31, 2017

Fund & Benchmark Index	1-Year	5-Year	10-Year	Since Inception	Inception Date	Gross Expense Ratio	Net Expense Ratio
Class A - without sales charge	25.01%	12.68%	5.23%	11.69%	02/17/69	0.90%	0.90%
Class A - with sales charge	19.08%	11.59%	4.71%	11.58%	02/17/69	0.90%	0.90%
Class B†, **	19.79%	11.40%	4.58%	9.81%	12/01/94	1.87%	1.87%
Class C**	23.06%	11.81%	4.41%	9.16%	12/20/94	1.66%	1.66%
Class R	24.66%	12.36%	4.89%	7.63%	08/20/03	1.18%	1.18%
Class Y	25.34%	12.96%	5.50%	8.69%	10/02/96	0.63%	0.63%
S&P 500® Index***	20.04%	14.09%	6.99%	9.95%

The Standard & Poor's 500® Index is an unmanaged index of 500 selected common stocks, most of which are listed on the New York Stock Exchange. The Index is adjusted for dividends, weighted towards stocks with large market capitalizations, and represents approximately two-thirds of the total market value of all domestic common stocks. Investments cannot be made directly in the Index.
The performance data for Davis New York Venture Fund contained in this report represents past performance, assumes that all distributions were reinvested, and should not be considered as an indication of future performance from an investment in the Fund today. The investment return and principal value will fluctuate so that shares may be worth more or less than their original cost when redeemed. Fund performance changes over time and current performance may be higher or lower than stated. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The operating expense ratios may vary in future years. For more current information please call Davis Funds Investor Services at 1-800-279-0279.
*Reflects 4.75% front-end sales charge.
†Because Class B shares automatically convert to Class A shares after 7 years, the "10-Year" and "Since Inception" returns for Class B reflect Class A performance for the period after conversion.
**Includes any applicable contingent deferred sales charge.
***Inception return is from February 17, 1969.

DAVIS NEW YORK VENTURE FUND	Fund Overview
January 31, 2017 (Unaudited)

Portfolio Composition		Industry Weightings
(% of Fund's 01/31/17 Net Assets)		(% of 01/31/17 Stock Holdings)

			Fund	S&P 500®
Common Stock (U.S.)	87.54%	Information Technology	15.34%	21.27%
Common Stock (Foreign)	10.00%	Diversified Financials	14.32%	5.22%
Preferred Stock (Foreign)	1.93%	Energy	13.10%	7.21%
Short-Term Investments	0.63%	Banks	12.50%	6.60%
Other Assets & Liabilities	(0.10)%	Retailing	11.52%	5.49%
	100.00%	Materials	9.88%	2.92%
		Capital Goods	8.49%	7.35%
		Health Care	6.02%	13.65%
		Automobiles & Components	3.13%	0.74%
		Insurance	2.30%	2.74%
		Media	1.94%	3.23%
		Food & Staples Retailing	0.88%	2.01%
		Consumer Durables & Apparel	0.58%	1.26%
		Food, Beverage & Tobacco	–	5.34%
		Utilities	–	3.15%
		Other	–	11.82%
			100.00%	100.00%

Top 10 Long-Term Holdings
(% of Fund's 01/31/17 Net Assets)

Alphabet Inc.*	Software & Services	7.16%
Amazon.com, Inc.	Retailing	6.70%
JPMorgan Chase & Co.	Banks	6.42%
Wells Fargo & Co.	Banks	6.01%
Berkshire Hathaway Inc., Class A	Diversified Financial Services	5.40%
Apache Corp.	Energy	4.91%
Bank of New York Mellon Corp.	Capital Markets	3.94%
United Technologies Corp.	Capital Goods	3.82%
Encana Corp.	Energy	3.65%
American Express Co.	Consumer Finance	3.56%

*Alphabet Inc. holding includes Class A and Class C.

DAVIS NEW YORK VENTURE FUND	Expense Example (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and contingent deferred sales charges on redemptions; and (2) ongoing costs, including advisory and administrative fees, distribution and/or service (12b-1) fees, and other Fund expenses. The Expense Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Expense Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for each class is for the six-month period ended January 31, 2017.

Actual Expenses

The information represented in the row entitled "Actual" provides information about actual account values and actual expenses. You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. An annual maintenance fee of $15, charged on retirement plan accounts per Social Security Number, is not included in the Expense Example. This fee will be waived for accounts sharing the same Social Security Number if the accounts total at least $50,000 at Davis Funds. If this fee was included, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower, by this amount.

Hypothetical Example for Comparison Purposes

The information represented in the row entitled "Hypothetical" provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. An annual maintenance fee of $15, charged on retirement plan accounts per Social Security Number, is not included in the Expense Example. This fee will be waived for accounts sharing the same Social Security Number if the accounts total at least $50,000 at Davis Funds. If this fee was included, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower, by this amount.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or contingent deferred sales charges (loads). Therefore, the information in the row entitled "Hypothetical" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(08/01/16)	(01/31/17)	(08/01/16-01/31/17)
Class A (annualized expense ratio 0.90%**)
Actual	$1,000.00	$1,103.75	$4.77
Hypothetical	$1,000.00	$1,020.67	$4.58
Class B (annualized expense ratio 1.87%**)
Actual	$1,000.00	$1,098.36	$9.89
Hypothetical	$1,000.00	$1,015.78	$9.50
Class C (annualized expense ratio 1.66%**)
Actual	$1,000.00	$1,099.56	$8.78
Hypothetical	$1,000.00	$1,016.84	$8.44
Class R (annualized expense ratio 1.18%**)
Actual	$1,000.00	$1,102.69	$6.25
Hypothetical	$1,000.00	$1,019.26	$6.01
Class Y (annualized expense ratio 0.63%**)
Actual	$1,000.00	$1,105.71	$3.34
Hypothetical	$1,000.00	$1,022.03	$3.21

Hypothetical assumes 5% annual return before expenses.

*Expenses are equal to each Class's annualized operating expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

**The expense ratios reflect the impact, if any, of certain reimbursements from the Adviser.

DAVIS NEW YORK VENTURE FUND	Schedule of Investments
January 31, 2017 (Unaudited)

	Shares	Value (Note 1)
COMMON STOCK – (97.54%)
CONSUMER DISCRETIONARY – (15.15%)
Automobiles & Components – (3.11%)
Adient PLC *	3,718,916	$236,113,977
Delphi Automotive PLC	1,853,720	129,871,623
		365,985,600
Consumer Durables & Apparel – (0.58%)
Hunter Douglas N.V. (Netherlands)	1,086,380	67,995,868
Media – (1.93%)
Liberty Global PLC, LiLAC Class C *	1,020,541	22,778,475
Liberty Global PLC, Series C *	5,817,336	204,363,014
		227,141,489
Retailing – (9.53%)
Amazon.com, Inc. *	955,656	786,963,603
CarMax, Inc. *	2,216,480	147,861,381
Liberty Expedia Holdings, Inc., Series A *	289,983	12,762,152
Liberty Interactive Corp., Liberty Ventures, Series A *	434,975	18,986,659
Liberty Interactive Corp., QVC Group, Series A *	1,278,168	24,515,262
Liberty TripAdvisor Holdings Inc., Series A *	415,886	7,465,153
Priceline Group Inc. *	76,564	120,598,253
		1,119,152,463
	Total Consumer Discretionary	1,780,275,420
CONSUMER STAPLES – (0.87%)
Food & Staples Retailing – (0.87%)
Costco Wholesale Corp.	626,934	102,785,829
	Total Consumer Staples	102,785,829
ENERGY – (13.03%)
Apache Corp.	9,641,365	576,746,454
Cabot Oil & Gas Corp.	7,559,332	162,374,451
Encana Corp. (Canada)	33,599,160	428,725,282
EQT Corp.	1,653,500	100,251,705
Occidental Petroleum Corp.	3,886,575	263,393,188
	Total Energy	1,531,491,080
FINANCIALS – (28.96%)
Banks – (12.43%)
JPMorgan Chase & Co.	8,916,504	754,603,734
Wells Fargo & Co.	12,530,812	705,860,640
		1,460,464,374
Diversified Financials – (14.24%)
Capital Markets – (3.94%)
Bank of New York Mellon Corp.	10,356,047	463,225,982
Consumer Finance – (4.90%)
American Express Co.	5,481,911	418,708,362
Capital One Financial Corp.	1,795,089	156,872,828
		575,581,190
Diversified Financial Services – (5.40%)
Berkshire Hathaway Inc., Class A *	2,580	634,629,303
		1,673,436,475

DAVIS NEW YORK VENTURE FUND	Schedule of Investments - (Continued)
January 31, 2017 (Unaudited)

	Shares/Units	Value (Note 1)
COMMON STOCK – (CONTINUED)
FINANCIALS – (CONTINUED)
Insurance – (2.29%)
Multi-line Insurance – (0.96%)
Fairfax Financial Holdings Ltd. (Canada)	22,457	$10,517,175
Loews Corp.	2,199,269	102,441,950
		112,959,125
Property & Casualty Insurance – (1.33%)
Chubb Ltd.	702,460	92,366,465
Markel Corp. *	68,536	63,395,800
		155,762,265
		268,721,390
	Total Financials	3,402,622,239
HEALTH CARE – (5.99%)
Health Care Equipment & Services – (5.65%)
Aetna Inc.	2,109,080	250,157,979
Express Scripts Holding Co. *	2,567,137	176,824,396
UnitedHealth Group Inc.	1,461,042	236,834,908
		663,817,283
Pharmaceuticals, Biotechnology & Life Sciences – (0.34%)
Valeant Pharmaceuticals International, Inc. (Canada)*	2,913,673	40,150,414
	Total Health Care	703,967,697
INDUSTRIALS – (8.45%)
Capital Goods – (8.45%)
Johnson Controls International PLC	7,535,089	331,393,214
Orascom Construction Ltd. (United Arab Emirates)*	3,049,557	15,918,688
Safran S.A. (France)	2,849,500	192,867,367
United Technologies Corp.	4,096,220	449,232,448
Wesco Aircraft Holdings, Inc. *	190,455	2,885,393
	Total Industrials	992,297,110
INFORMATION TECHNOLOGY – (15.26%)
Semiconductors & Semiconductor Equipment – (2.09%)
Texas Instruments Inc.	3,243,800	245,036,652
Software & Services – (13.17%)
Alphabet Inc., Class A *	390,137	319,986,466
Alphabet Inc., Class C *	654,047	521,138,109
ASAC II L.P. *(a)	4,156,451	3,947,798
CommerceHub, Inc., Series A *	72,425	1,063,923
CommerceHub, Inc., Series C *	145,051	2,114,844
Facebook Inc., Class A *	1,958,957	255,291,276
Fang Holdings Ltd., Class A, ADR (China)*	4,920,249	18,746,149
Microsoft Corp.	2,291,308	148,133,062
Oracle Corp.	2,596,153	104,131,697
Visa Inc., Class A	2,090,686	172,920,639
		1,547,473,963
	Total Information Technology	1,792,510,615

DAVIS NEW YORK VENTURE FUND	Schedule of Investments - (Continued)
January 31, 2017 (Unaudited)

		Shares/Principal	Value (Note 1)
COMMON STOCK – (CONTINUED)
MATERIALS – (9.83%)
	Axalta Coating Systems Ltd. *	3,312,561	$96,064,269
	Ecolab Inc.	1,041,857	125,158,282
	LafargeHolcim Ltd. (Switzerland)	5,429,918	290,002,421
	Monsanto Co.	3,033,113	328,516,469
	OCI N.V. (Netherlands)*	5,818,526	109,699,367
	Praxair, Inc.	1,731,410	205,068,200
		Total Materials	1,154,509,008
	TOTAL COMMON STOCK – (Identified cost $7,150,628,235)		11,460,458,998
PREFERRED STOCK – (1.93%)
CONSUMER DISCRETIONARY – (1.93%)
Retailing – (1.93%)
	Didi Chuxing Joint Co., Series A (China)*(a)	5,938,103	226,996,457
	TOTAL PREFERRED STOCK – (Identified cost $180,256,968)		226,996,457
SHORT-TERM INVESTMENTS – (0.63%)
	INTL FCStone Financial Inc. Joint Repurchase Agreement, 0.62%, 02/01/17, dated 01/31/17, repurchase value of $14,117,243 (collateralized by: U.S. Government agency mortgages and obligations in a pooled cash account, 1.125%-9.50%, 02/28/17-12/20/46, total market value $14,399,340)	$14,117,000	14,117,000
	Mizuho Securities USA Inc. Joint Repurchase Agreement, 0.55%, 02/01/17, dated 01/31/17, repurchase value of $4,324,066 (collateralized by: U.S. Government agency mortgage in a pooled cash account, 3.50%, 01/01/47, total market value $4,410,480)	4,324,000	4,324,000
	Nomura Securities International, Inc. Joint Repurchase Agreement, 0.56%, 02/01/17, dated 01/31/17, repurchase value of $35,575,553 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 2.12%-7.00%, 04/01/18-01/20/47, total market value $36,286,500)	35,575,000	35,575,000
	SunTrust Robinson Humphrey, Inc. Joint Repurchase Agreement, 0.59%, 02/01/17, dated 01/31/17, repurchase value of $19,764,324 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 2.54%-4.00%, 03/01/25-02/01/47, total market value $20,159,280)	19,764,000	19,764,000
	TOTAL SHORT-TERM INVESTMENTS – (Identified cost $73,780,000)		73,780,000
	Total Investments – (100.10%) – (Identified cost $7,404,665,203) – (b)		11,761,235,455
	Liabilities Less Other Assets – (0.10%)		(11,724,247)
	Net Assets – (100.00%)		$11,749,511,208

ADR: American Depositary Receipt

*	Non-Income producing security.

DAVIS NEW YORK VENTURE FUND	Schedule of Investments - (Continued)
January 31, 2017 (Unaudited)

(a)	Restricted Security – See Note 7 of the Notes to Financial Statements.

(b)	Aggregate cost for federal income tax purposes is $7,454,414,633. At January 31, 2017, unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:

	Unrealized appreciation	$4,841,266,849
	Unrealized depreciation	(534,446,027)
	Net unrealized appreciation	$4,306,820,822

See Notes to Financial Statements

DAVIS NEW YORK VENTURE FUND	Statement of Assets and Liabilities
At January 31, 2017 (Unaudited)

ASSETS:
Investments in securities at value* (see accompanying Schedule of Investments)	$11,761,235,455
Cash	1,753
Receivables:
Capital stock sold	11,731,370
Dividends and interest	11,357,845
Investment securities sold	152,000
Prepaid expenses	304,235
Total assets	11,784,782,658
LIABILITIES:
Payables:
Capital stock redeemed	23,526,243
Accrued distribution and service plan fees	3,678,332
Accrued investment advisory fee	5,517,332
Accrued transfer agent fees	1,994,107
Other accrued expenses	555,436
Total liabilities	35,271,450
NET ASSETS	$11,749,511,208
NET ASSETS CONSIST OF:
Par value of shares of capital stock	$19,116,894
Additional paid-in capital	7,090,674,000
Distributions in excess of net investment income	(35,982,634)
Accumulated net realized gains from investments and foreign currency transactions	319,339,421
Net unrealized appreciation on investments and foreign currency transactions	4,356,363,527
Net Assets	$11,749,511,208

*Including:
Cost of investments	$7,404,665,203

DAVIS NEW YORK VENTURE FUND	Statement of Assets and Liabilities – (Continued)
At January 31, 2017 (Unaudited)

CLASS A SHARES:
Net assets	$6,459,244,425
Shares outstanding	207,468,568
Net asset value and redemption price per share (Net assets ÷ Shares outstanding)	$31.13
Maximum offering price per share (100/95.25 of $31.13)†	$32.68
CLASS B SHARES:
Net assets	$42,203,159
Shares outstanding	1,511,447
Net asset value, offering, and redemption price per share (Net assets ÷ Shares outstanding)	$27.92
CLASS C SHARES:
Net assets	$2,321,776,802
Shares outstanding	81,116,023
Net asset value, offering, and redemption price per share (Net assets ÷ Shares outstanding)	$28.62
CLASS R SHARES:
Net assets	$200,507,464
Shares outstanding	6,417,040
Net asset value, offering, and redemption price per share (Net assets ÷ Shares outstanding)	$31.25
CLASS Y SHARES:
Net assets	$2,725,779,358
Shares outstanding	85,824,803
Net asset value, offering, and redemption price per share (Net assets ÷ Shares outstanding)	$31.76

†On purchases of $100,000 or more, the offering price is reduced.

See Notes to Financial Statements

DAVIS NEW YORK VENTURE FUND	Statement of Operations
For the six months ended January 31, 2017 (Unaudited)

INVESTMENT INCOME:
Income:
Dividends*		$72,736,737
Interest		389,716
Net securities lending fees		32,322
Total income		73,158,775
Expenses:
Investment advisory fees (Note 3)	$30,997,939
Custodian fees	869,823
Transfer agent fees:
Class A	3,468,123
Class B	74,535
Class C	1,280,087
Class R	133,288
Class Y	1,057,591
Audit fees	50,407
Legal fees	61,318
Accounting fees (Note 3)	205,002
Reports to shareholders	440,000
Directors' fees and expenses	229,768
Registration and filing fees	85,003
Miscellaneous	249,091
Distribution and service plan fees (Note 3):
Class A	7,708,224
Class B	232,736
Class C	12,046,285
Class R	516,210
Total expenses		59,705,430
Net investment income		13,453,345
REALIZED & UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS:
Net realized gain (loss) from:
Investment transactions		505,143,531
Foreign currency transactions		(49,465)
Net realized gain		505,094,066
Net increase in unrealized appreciation		650,692,327
Net realized and unrealized gain on investments and foreign currency transactions		1,155,786,393
Net increase in net assets resulting from operations		$1,169,239,738

*Net of foreign taxes withheld as follows		$499,190

See Notes to Financial Statements

DAVIS NEW YORK VENTURE FUND	Statements of Changes in Net Assets

	Six months ended January 31, 2017 (Unaudited)	Year ended July 31, 2016
OPERATIONS:
Net investment income	$13,453,345	$57,939,779
Net realized gain from investments and foreign currency transactions	505,094,066	2,392,594,438
Net increase (decrease) in unrealized appreciation on investments and foreign currency transactions	650,692,327	(2,606,087,087)
Net increase (decrease) in net assets resulting from operations	1,169,239,738	(155,552,870)
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income:
Class A	(34,125,535)	(31,964,788)
Class B	(20,235)	–
Class C	(3,874,782)	–
Class R	(813,259)	(356,257)
Class Y	(17,817,982)	(22,121,085)
Realized gains from investment transactions:
Class A	(339,188,762)	(1,098,180,242)
Class B	(2,615,020)	(10,152,662)
Class C	(134,219,263)	(436,779,692)
Class R	(10,674,028)	(34,704,120)
Class Y	(138,601,412)	(486,449,208)
CAPITAL SHARE TRANSACTIONS:
Net decrease in net assets resulting from capital share transactions (Note 4):
Class A	(327,993,511)	(1,274,135,267)
Class B	(8,435,271)	(19,178,290)
Class C	(229,543,172)	(118,296,172)
Class R	(18,057,876)	(9,742,874)
Class Y	(228,745,912)	(560,815,469)
Total decrease in net assets	(325,486,282)	(4,258,428,996)
NET ASSETS:
Beginning of period	12,074,997,490	16,333,426,486
End of period*	$11,749,511,208	$12,074,997,490

*Including undistributed net investment income (loss) of	$(35,982,634)	$7,215,814

See Notes to Financial Statements

DAVIS NEW YORK VENTURE FUND	Notes to Financial Statements
January 31, 2017 (Unaudited)

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The Fund is a separate series of Davis New York Venture Fund, Inc. (a Maryland corporation). The Fund is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Fund follows the reporting guidance of the Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946, Financial Services – Investment Companies. The Fund's investment objective is long-term growth of capital. The Fund offers shares in five classes, Class A, Class B, Class C, Class R, and Class Y. Class A shares are sold with a front-end sales charge and Class B and Class C shares are sold at net asset value and may be subject to a contingent deferred sales charge upon redemption. Class B shares automatically convert to Class A shares after 7 years. Class R and Class Y shares are sold at net asset value and are not subject to any contingent deferred sales charge upon redemption. Class R shares generally are available only to retirement and benefit plans. Class Y shares are only available to certain qualified investors. Income, expenses (other than those attributable to a specific class), and gains and losses are allocated daily to each class based upon the relative proportion of net assets represented by each class. Operating expenses directly attributable to a specific class, such as distribution and transfer agent fees, are charged against the operations of that class. All classes have identical rights with respect to voting (exclusive of each class' distribution arrangement), liquidation, and distributions. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation - The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange ("Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities listed on the Exchange (and other national exchanges including NASDAQ) are valued at the last reported sales price on the day of valuation. Listed securities for which no sale was reported on that date are valued at the average of closing bid and asked prices. Securities traded on foreign exchanges are valued based upon the last sales price on the principal exchange on which the security is traded prior to the time when the Fund's assets are valued. Securities (including restricted securities) for which market quotations are not readily available or securities whose values have been materially affected by what Davis Selected Advisers, L.P. ("Davis Advisors" or "Adviser"), the Fund's investment adviser, identifies as a significant event occurring before the Fund's assets are valued, but after the close of their respective exchanges will be fair valued using a fair valuation methodology applicable to the security type or the significant event as previously approved by the Fund's Pricing Committee and Board of Directors. The Pricing Committee considers all facts it deems relevant that are reasonably available, through either public information or information available to the Adviser's portfolio management team, when determining the fair value of a security. To assess the appropriateness of security valuations, the Adviser may consider (i) comparing prior day prices and/or prices of comparable securities; (ii) comparing sale prices to the prior or current day prices and challenge those prices exceeding certain tolerance levels with the third-party pricing service or broker source; (iii) new rounds of financing; (iv) the performance of the market or the issuer's industry; (v) the liquidity of the security; (vi) the size of the holding in a fund; and/or (vii) any other appropriate information. The determination of a security's fair value price often involves the consideration of a number of subjective factors and is therefore subject to the unavoidable risk that the value assigned to a security may be higher or lower than the security's value would be if a reliable market quotation of the security was readily available. Fair value determinations are subject to review, approval, and ratification by the Fund's Board of Directors at its next regularly scheduled meeting covering the period in which the fair valuation was determined. Fair valuation methods used by the Fund may include, but are not limited to, valuing securities initially at cost (excluding commissions) and subsequently adjusting the value due to: additional transactions by the issuer, changes in company specific fundamentals and changes in the value of similar securities. Values may be further adjusted for any discounts related to security-specific resale restrictions.

Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value.

The Fund's valuation procedures are reviewed and subject to approval by the Board of Directors. There have been no significant changes to the fair valuation procedures during the period.

DAVIS NEW YORK VENTURE FUND	Notes to Financial Statements – (Continued)
January 31, 2017 (Unaudited)

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – (CONTINUED)

Fair Value Measurements - Fair value is defined as the price that the Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal market for the investment. Various inputs are used to determine the fair value of the Fund's investments. These inputs are summarized in the three broad levels listed below.

Level 1 –	quoted prices in active markets for identical securities
Level 2 –	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 –	significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Fund can obtain the fair value assigned to a security if it were to sell the security.

The following is a summary of the inputs used as of January 31, 2017 in valuing the Fund's investments carried at value:

	Investments in Securities at Value
	Valuation Inputs
		Level 2:	Level 3:
		Other Significant	Significant
	Level 1:	Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Equity securities:
Consumer Discretionary	$1,780,275,420	$–	$226,996,457	$2,007,271,877
Consumer Staples	102,785,829	–	–	102,785,829
Energy	1,531,491,080	–	–	1,531,491,080
Financials	3,402,622,239	–	–	3,402,622,239
Health Care	703,967,697	–	–	703,967,697
Industrials	992,297,110	–	–	992,297,110
Information Technology	1,788,562,817	–	3,947,798	1,792,510,615
Materials	1,154,509,008	–	–	1,154,509,008
Short-term securities	–	73,780,000	–	73,780,000
Total Investments	$11,456,511,200	$73,780,000	$230,944,255	$11,761,235,455

There were no transfers of investments between Level 1 and Level 2 of the fair value hierarchy during the six months ended January 31, 2017.

DAVIS NEW YORK VENTURE FUND	Notes to Financial Statements – (Continued)
January 31, 2017 (Unaudited)

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – (CONTINUED)

Fair Value Measurements - (Continued)

The following table reconciles the valuation of assets in which significant unobservable inputs (Level 3) were used in determining fair value during the six months ended January 31, 2017:

Investment Securities:
Beginning balance	$230,824,549
Net change in unrealized appreciation (depreciation)	119,706
Ending balance	$230,944,255

Net change in unrealized appreciation (depreciation) during the period on Level 3 securities still held at January 31, 2017 and included in the change in net assets for the period	$119,706

There were no transfers of investments into or out of Level 3 of the fair value hierarchy during the period. The cost of purchases or proceeds from sales may include securities received or delivered through corporate actions or exchanges.  Realized and unrealized gains (losses) are included in the related amounts on investments in the Statement of Operations.

The following table is a summary of those assets in which significant unobservable inputs (Level 3) were used by the Adviser in determining fair value. Note that these amounts exclude any valuations provided by a pricing service or broker.

Assets Table

	Fair Value at	Valuation	Unobservable
Investments at Value	January 31, 2017	Technique	Input	Amount
Common Stock	$3,947,798	Discounted Cash Flow	Annualized Yield	2.523%

Preferred Stock	226,996,457	Market Approach	Transaction Price	$38.2271
	$230,944,255

The significant unobservable inputs listed in the above table are used in the fair value measurement of equity securities, and if changed, would affect the fair value of the Fund's investments. The transaction price input is attributable to a private security and includes assumptions made from private transactions. An increase or decrease in these inputs would result in higher or lower fair value measurements.

Master Repurchase Agreements - The Fund, along with other affiliated funds, may transfer uninvested cash balances into one or more master repurchase agreement accounts. These balances are invested in one or more repurchase agreements, secured by U.S. Government securities. A custodian bank holds securities pledged as collateral for repurchase agreements until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal; however, in the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

DAVIS NEW YORK VENTURE FUND	Notes to Financial Statements – (Continued)
January 31, 2017 (Unaudited)

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – (CONTINUED)

Currency Translation - The market values of all assets and liabilities denominated in foreign currencies are recorded in the financial statements after translation to the U.S. Dollar based upon the mean between the bid and offered quotations of the currencies against U.S. Dollars on the date of valuation. The cost basis of such assets and liabilities is determined based upon historical exchange rates. Income and expenses are translated at average exchange rates in effect as accrued or incurred.

Foreign Currency - The Fund may enter into forward purchases or sales of foreign currencies to hedge certain foreign currency denominated assets and liabilities against declines in market value relative to the U.S. Dollar. Forward currency contracts are marked-to-market daily and the change in market value is recorded by the Fund as an unrealized gain or loss. When the forward currency contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the forward currency contract at the time it was opened and value at the time it was closed. Investments in forward currency contracts may expose the Fund to risks resulting from unanticipated movements in foreign currency exchange rates or failure of the counter-party to the agreement to perform in accordance with the terms of the contract.

Reported net realized foreign exchange gains or losses arise from the sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on security transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books, and the U.S. Dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate. The Fund includes foreign currency gains and losses realized on the sales of investments together with market gains and losses on such investments in the Statement of Operations.

Federal Income Taxes - It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies, and to distribute substantially all of its taxable income, including any net realized gains on investments not offset by loss carryovers, to shareholders. Therefore, no provision for federal income or excise tax is required. The Adviser analyzed the Fund's tax positions taken on federal and state income tax returns for all open tax years and concluded that as of January 31, 2017, no provision for income tax is required in the Fund's financial statements related to these tax positions. The Fund's federal and state (Arizona) income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state department of revenue. The earliest tax year that remains subject to examination by these jurisdictions is 2013.

Under current tax regulations, capital losses on security transactions realized after October 31 ("Post-October" Losses) may be deferred and treated as occurring on the first business day of the following year. At July 31, 2016, the Fund had short-term Post-October losses in the amount of $32,458,358.

Securities Transactions and Related Investment Income - Securities transactions are accounted for on the trade date (date the order to buy or sell is executed) with realized gain or loss on the sale of securities being determined based upon identified cost. Dividend income is recorded on the ex-dividend date. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.

Dividends and Distributions to Shareholders - Dividends and distributions to shareholders are recorded on the ex-dividend date. Net investment income (loss), net realized gains (losses), and net unrealized appreciation (depreciation) on investments may differ for financial statement and tax purposes primarily due to differing treatments of foreign currency transactions, wash sales, partnership income, in-kind redemptions, and equalization accounting for tax purposes. The character of dividends and distributions made during the fiscal year from net investment income and net realized securities gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which income or realized gain was recorded by the Fund. The Fund adjusts certain components of capital to reflect permanent differences between financial statement amounts and net income and realized gains/losses determined in accordance with income tax rules.

DAVIS NEW YORK VENTURE FUND	Notes to Financial Statements – (Continued)
January 31, 2017 (Unaudited)

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – (CONTINUED)

Indemnification - Under the Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, some of the Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined and the Fund has no historical basis for predicting the likelihood of any such claims.

Use of Estimates in Financial Statements - In preparing financial statements in conformity with accounting principles generally accepted in the United States of America, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of income and expenses during the reporting period. Actual results may differ from these estimates.

Directors Fees and Expenses - The Fund set up a Rabbi Trust to provide for the deferred compensation plan for Independent Directors that enables them to elect to defer receipt of all or a portion of annual fees they are entitled to receive. The value of an eligible Director's account is based upon years of service and fees paid to each Director during the years of service. The amount paid to the Director by the Trust under the plan will be determined based upon the performance of the Davis Funds in which the amounts are invested.

NOTE 2 - PURCHASES AND SALES OF SECURITIES

The cost of purchases and proceeds from sales of investment securities (excluding short-term securities) during the six months ended January 31, 2017 were $932,258,344 and $2,138,840,802, respectively.

NOTE 3 - FEES AND OTHER TRANSACTIONS WITH SERVICE PROVIDERS (INCLUDING AFFILIATES)

Davis Selected Advisers-NY, Inc. ("DSA-NY"), a wholly-owned subsidiary of the Adviser, acts as sub-adviser to the Fund. DSA-NY performs research and portfolio management services for the Fund under a Sub-Advisory Agreement with the Adviser. The Fund pays no fees directly to DSA-NY.

All officers of the Fund (including some Interested Directors) hold positions as executive officers with the Adviser or its affiliates.

Investment Advisory Fees - Advisory fees are paid monthly to the Adviser. The annual rate is 0.55% of the average net assets on the first $3 billion, 0.54% on the next $1 billion, 0.53% on the next $1 billion, 0.52% on the next $1 billion, 0.51% on the next $1 billion, 0.50% on the next $3 billion, 0.485% on the next $8 billion, 0.47% on the next $7 billion, 0.455% on the next $8 billion, 0.44% on the next $7 billion, 0.425% on the next $8 billion, 0.41% on the next $7 billion, and 0.395% of the average net assets in excess of $55 billion. Advisory fees paid during the six months ended January 31, 2017 approximated 0.52% of the average net assets.

Transfer Agent and Accounting Fees - Boston Financial Data Services, Inc. is the Fund's primary transfer agent. The Adviser is also paid for certain transfer agent services. The fee paid to the Adviser for these services during the six months ended January 31, 2017 amounted to $483,378. State Street Bank and Trust Company ("State Street Bank") is the Fund's primary accounting provider. Fees for such services are included in the custodian fees as State Street Bank also serves as the Fund's custodian. The Adviser is also paid for certain accounting services. The fee paid to the Adviser for these services during the six months ended January 31, 2017 amounted to $205,002.

DAVIS NEW YORK VENTURE FUND	Notes to Financial Statements – (Continued)
January 31, 2017 (Unaudited)

NOTE 3 - FEES AND OTHER TRANSACTIONS WITH SERVICE PROVIDERS (INCLUDING AFFILIATES) – (CONTINUED)

Distribution and Service Plan Fees - The Fund has adopted separate Distribution Plans ("12b-1 Plans") for Class A, Class B, Class C, and Class R shares. Under the 12b-1 Plans, the Fund reimburses Davis Distributors, LLC ("Distributor"), the Fund's Underwriter, for amounts paid to dealers as a service fee or commissions with respect to Class A shares sold by dealers, which remain outstanding during the period. The service fee is paid at an annual rate up to 0.25% of the average net assets maintained by the responsible dealers. The Fund pays the Distributor 12b-1 fees on Class B and Class C shares at an annual rate equal to the lesser of 1.25% of the average daily net asset value of Class B or Class C shares or the maximum amount provided by applicable rule or regulation of the Financial Industry Regulatory Authority, Inc. ("FINRA"), which currently is 1.00%. The Fund pays the 12b-1 fees on Class B and Class C shares in order: (i) to pay the Distributor distribution fees or commissions on Class B and Class C shares which have been sold and (ii) to enable the Distributor to pay service fees on Class B and Class C shares which have been sold. Payments under the Class R Distribution Plan are limited to an annual rate of 0.75% of the average daily net asset value of the Class R shares or the maximum amount provided by applicable rule or regulation of the FINRA (1.00%). The effective rate of the Class R Distribution Plan is currently 0.50%, of which 0.25% may be used to pay distribution fees and 0.25% may be used to pay service fees.

	Six months ended January 31, 2017 (Unaudited)
	Class A	Class B	Class C	Class R
Distribution fees	$–	$175,791	$9,034,714	$258,105
Service fees	7,708,224	56,945	3,011,571	258,105

Sales Charges - Front-end sales charges and contingent deferred sales charges ("CDSC") do not represent expenses of the Fund. They are deducted from the proceeds from sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable.

Class A shares of the Fund are sold at net asset value plus a sales charge and are redeemed at net asset value. On purchases of $1 million or more, the sales charge will not be applied; however a CDSC of 0.50% may be imposed upon redemption if those shares are redeemed within the first year of purchase.

Class B and Class C shares of the Fund are sold at net asset value and are redeemed at net asset value. A CDSC is imposed upon redemption of certain Class B shares within six years of the original purchase. The charge is a declining percentage starting at 4.00% of the lesser of net asset value of the shares redeemed or the total cost of such shares. A CDSC of 1.00% is imposed upon redemption of certain Class C shares within the first year of the original purchase.

The Distributor received commissions earned on sales of Class A shares of the Fund, of which a portion was retained by the Distributor and the remaining was re-allowed to investment dealers. Commission advances by the Distributor on the sales of Class B and Class C shares of the Fund are re-allowed to qualified selling dealers.

Six months ended January 31, 2017 (Unaudited)
Class A Commissions		Commission advances by the Distributor on the sale of		CDSCs received by the Distributor from
Retained	Re-allowed to
by Distributor	investment dealers	Class B	Class C	Class B	Class C
$94,070	$522,169	$56,387	$193,890	$46,318	$29,819

DAVIS NEW YORK VENTURE FUND	Notes to Financial Statements – (Continued)
January 31, 2017 (Unaudited)

NOTE 4 - CAPITAL STOCK

At January 31, 2017, there were 3.5 billion shares of capital stock ($0.05 par value per share) authorized for Davis New York Venture Fund, Inc., of which 2.225 billion shares are classified as Davis New York Venture Fund. Transactions in capital stock were as follows:

	Six months ended January 31, 2017 (Unaudited)
	Sold	Reinvestment of Distributions	Redeemed		Net Decrease

Shares: Class A	4,516,398	11,287,053	(26,576,683)		(10,773,232)
Class B	58,285	88,113	(450,992)		(304,594)
Class C	1,184,929	4,601,757	(13,906,829)		(8,120,143)
Class R	458,521	367,655	(1,421,709)		(595,533)
Class Y	9,648,163	4,532,074	(21,410,755)		(7,230,518)
Value: Class A	$139,420,372	$351,141,576	$(818,555,459)		$(327,993,511)
Class B	1,612,347	2,461,884	(12,509,502)		(8,435,271)
Class C	33,821,603	131,748,387	(395,113,162)		(229,543,172)
Class R	14,244,205	11,485,547	(43,787,628)		(18,057,876)
Class Y	303,940,397	143,802,716	(676,489,025)		(228,745,912)

	Year ended July 31, 2016
	Sold	Reinvestment of Distributions	Redeemed		Net Decrease

Shares: Class A	10,802,305	35,171,041	(84,737,583)	*	(38,764,237)
Class B	167,505	346,353	(1,177,445)		(663,587)
Class C	3,966,372	14,974,658	(22,450,644)		(3,509,614)
Class R	1,147,614	1,158,764	(2,587,292)		(280,914)
Class Y	16,933,354	15,758,495	(50,083,390)		(17,391,541)
Value: Class A	$333,326,215	$1,057,419,186	$(2,664,880,668)	*	$(1,274,135,267)
Class B	4,779,639	9,487,504	(33,445,433)		(19,178,290)
Class C	112,108,759	417,800,677	(648,205,608)		(118,296,172)
Class R	35,390,713	34,947,822	(80,081,409)		(9,742,874)
Class Y	527,675,056	482,699,035	(1,571,189,560)		(560,815,469)

* Includes redemptions as a result of in-kind transfers of securities (see Note 8 of the Notes to Financial Statements).

DAVIS NEW YORK VENTURE FUND	Notes to Financial Statements – (Continued)
January 31, 2017 (Unaudited)

NOTE 5 - BANK BORROWINGS

The Fund may borrow up to 5% of its assets from a bank to purchase portfolio securities, or for temporary and emergency purposes. The purchase of securities with borrowed funds creates leverage in the Fund. The Fund has entered into an agreement, which enables it to participate with certain other funds managed by the Adviser in an unsecured line of credit with a bank, which permits borrowings of up to $50 million, collectively. Interest is charged based on its borrowings, at a rate equal to the higher of the Federal Funds Rate or the one month LIBOR Rate, plus 1.25%. The Fund had no borrowings during the six months ended January 31, 2017.

NOTE 6 - SECURITIES LOANED

The Fund has entered into a securities lending arrangement with State Street Bank. Under the terms of the agreement, the Fund receives fee income from lending transactions; in exchange for such fees, State Street Bank is authorized to loan securities on behalf of the Fund, against receipt of collateral at least equal to the value of the securities loaned. As of January 31, 2017, the Fund did not have any securities on loan. The Fund bears the risk of any deficiency in the amount of the collateral available for return to a borrower due to a loss in an approved investment.

NOTE 7 - RESTRICTED SECURITIES

Restricted securities are not registered under the Securities Act of 1933 and may have contractual restrictions on resale. They are fair valued under methods approved by the Board of Directors. The aggregate value of restricted securities amounted to $230,944,255 or 1.97% of the Fund's net assets as of January 31, 2017. Information regarding restricted securities is as follows:

Security	Initial Acquisition Date	Units/Shares	Cost per Unit/Share	Valuation per Unit/Share as of January 31, 2017
ASAC II L.P.	10/10/13	4,156,451	$1.00	$0.9498

Didi Chuxing Joint Co., Series A, Pfd.	07/27/15	5,938,103	30.3560	38.2271

NOTE 8 - IN-KIND REDEMPTIONS

In accordance with guidelines described in the Fund's prospectus, the Fund may distribute portfolio securities rather than cash as payment for a redemption of fund shares (in-kind redemption). For financial reporting purposes, the Fund recognizes a gain on in-kind redemptions to the extent the value of the distributed securities on the date of redemption exceeds the cost of those securities. Gains and losses realized on in-kind redemptions are not recognized for tax purposes and are reclassified from accumulated net realized gains (losses) from investments to additional paid-in capital on Statements of Assets and Liabilities.

During the six-month period ended January 31, 2017, there were no in-kind redemptions.

During the year ended July 31, 2016, the Fund's Class A shareholders (including related parties) redeemed 24,310,716 shares in exchange for portfolio securities valued at $785,232,424. The Fund realized a gain of $336,183,948.

NOTE 9 - NEW PRONOUNCEMENTS

In October 2016, the SEC voted to approve rules to modernize and enhance reporting of information provided by registered investment companies ("Reporting Modernization Rules"). The new rules also make certain amendments to Regulation S-X to require standardized, more detailed disclosure in registered investment company financial statements. The compliance date for the amendments to Regulation S-X is August 1, 2017. The Adviser is currently evaluating the amendments and their impacts, if any, on the Fund's financial statements.

DAVIS NEW YORK VENTURE FUND

The following financial information represents selected data for each share of capital stock outstanding throughout each period:

		Income (Loss) from Investment Operations
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)[a]	Net Realized and Unrealized Gains	Total from Investment Operations
Davis New York Venture Fund Class A:
Six months ended January 31, 2017[e]	$29.88	$0.05	$3.05	$3.10
Year ended July 31, 2016	$35.06	$0.17	$(0.15)	$0.02
Year ended July 31, 2015	$39.35	$0.15	$3.33	$3.48
Year ended July 31, 2014	$39.18	$0.22	$5.22	$5.44
Year ended July 31, 2013	$34.89	$0.43	$8.76	$9.19
Year ended July 31, 2012	$34.57	$0.30	$0.22	$0.52
Davis New York Venture Fund Class B:
Six months ended January 31, 2017[e]	$26.96	$(0.09)	$2.74	$2.65
Year ended July 31, 2016	$32.30	$(0.12)	$(0.17)	$(0.29)
Year ended July 31, 2015	$36.94	$(0.18)	$3.08	$2.90
Year ended July 31, 2014	$37.21	$(0.15)	$4.95	$4.80
Year ended July 31, 2013	$33.22	$0.08	$8.34	$8.42
Year ended July 31, 2012	$33.01	$(0.01)	$0.22	$0.21
Davis New York Venture Fund Class C:
Six months ended January 31, 2017[e]	$27.60	$(0.06)	$2.81	$2.75
Year ended July 31, 2016	$32.88	$(0.07)	$(0.16)	$(0.23)
Year ended July 31, 2015	$37.44	$(0.15)	$3.15	$3.00
Year ended July 31, 2014	$37.61	$(0.09)	$4.99	$4.90
Year ended July 31, 2013	$33.53	$0.12	$8.44	$8.56
Year ended July 31, 2012	$33.28	$0.03	$0.22	$0.25
Davis New York Venture Fund Class R:
Six months ended January 31, 2017[e]	$29.98	$0.01	$3.07	$3.08
Year ended July 31, 2016	$35.17	$0.08	$(0.17)	$(0.09)
Year ended July 31, 2015	$39.45	$0.03	$3.35	$3.38
Year ended July 31, 2014	$39.28	$0.10	$5.23	$5.33
Year ended July 31, 2013	$34.91	$0.30	$8.80	$9.10
Year ended July 31, 2012	$34.57	$0.20	$0.22	$0.42
Davis New York Venture Fund Class Y:
Six months ended January 31, 2017[e]	$30.44	$0.09	$3.13	$3.22
Year ended July 31, 2016	$35.63	$0.25	$(0.16)	$0.09
Year ended July 31, 2015	$39.88	$0.25	$3.37	$3.62
Year ended July 31, 2014	$39.63	$0.32	$5.30	$5.62
Year ended July 31, 2013	$35.29	$0.52	$8.87	$9.39
Year ended July 31, 2012	$34.98	$0.39	$0.21	$0.60

[a]	Per share calculations were based on average shares outstanding for the period.

[b]
Assumes hypothetical initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one year.

[c]	The ratios in this column reflect the impact, if any, of the reduction of expenses paid indirectly and of certain reimbursements.

Financial Highlights

Dividends and Distributions							Ratios to Average Net Assets
Dividends from Net Investment Income	Distributions from Realized Gains	Return of Capital	Total Distributions	Net Asset Value, End of Period	Total Return[b]	Net Assets, End of Period (in millions)	Gross Expense Ratio	Net Expense Ratio[c]	Net Investment Income (Loss) Ratio	Portfolio Turnover[d]

$(0.17)	$(1.68)	$–	$(1.85)	$31.13	10.38%	$6,459	0.90%[f]	0.90%[f]	0.32%[f]	8%
$(0.15)	$(5.05)	$–	$(5.20)	$29.88	0.60%	$6,520	0.89%	0.89%	0.53%	25%
$(0.17)	$(7.60)	$–	$(7.77)	$35.06	9.76%	$9,012	0.86%	0.86%	0.39%	23%
$(0.20)	$(5.07)	$–	$(5.27)	$39.35	13.92%	$11,080	0.86%	0.86%	0.55%	20%
$(0.61)	$(4.29)	$–	$(4.90)	$39.18	27.84%	$11,297	0.88%	0.88%	1.14%	7%
$(0.20)	$–	$–	$(0.20)	$34.89	1.54%	$12,016	0.90%	0.90%	0.89%	11%

$(0.01)	$(1.68)	$–	$(1.69)	$27.92	9.84%	$42	1.87%[f]	1.87%[f]	(0.65)%[f]	8%
$–	$(5.05)	$–	$(5.05)	$26.96	(0.39)%	$49	1.85%	1.85%	(0.43)%	25%
$–	$(7.54)	$–	$(7.54)	$32.30	8.72%	$80	1.80%	1.80%	(0.55)%	23%
$–	$(5.07)	$–	$(5.07)	$36.94	12.90%	$131	1.79%	1.79%	(0.38)%	20%
$(0.14)	$(4.29)	$–	$(4.43)	$37.21	26.64%	$205	1.81%	1.81%	0.21%	7%
$–	$–	$–	$–	$33.22	0.64%	$290	1.82%	1.82%	(0.03)%	11%

$(0.05)	$(1.68)	$–	$(1.73)	$28.62	9.96%	$2,322	1.66%[f]	1.66%[f]	(0.44)%[f]	8%
$–	$(5.05)	$–	$(5.05)	$27.60	(0.19)%	$2,463	1.66%	1.66%	(0.24)%	25%
$–	$(7.56)	$–	$(7.56)	$32.88	8.91%	$3,050	1.64%	1.64%	(0.39)%	23%
$–	$(5.07)	$–	$(5.07)	$37.44	13.03%	$3,275	1.64%	1.64%	(0.23)%	20%
$(0.19)	$(4.29)	$–	$(4.48)	$37.61	26.85%	$3,188	1.67%	1.67%	0.35%	7%
$–	$–	$–	$–	$33.53	0.75%	$2,985	1.68%	1.68%	0.11%	11%

$(0.13)	$(1.68)	$–	$(1.81)	$31.25	10.27%	$201	1.18%[f]	1.18%[f]	0.04%[f]	8%
$(0.05)	$(5.05)	$–	$(5.10)	$29.98	0.26%	$210	1.18%	1.18%	0.24%	25%
$(0.06)	$(7.60)	$–	$(7.66)	$35.17	9.45%	$257	1.16%	1.16%	0.09%	23%
$(0.09)	$(5.07)	$–	$(5.16)	$39.45	13.58%	$308	1.16%	1.16%	0.25%	20%
$(0.44)	$(4.29)	$–	$(4.73)	$39.28	27.45%	$335	1.18%	1.18%	0.84%	7%
$(0.08)	$–	$–	$(0.08)	$34.91	1.24%	$462	1.20%	1.20%	0.59%	11%

$(0.22)	$(1.68)	$–	$(1.90)	$31.76	10.57%	$2,726	0.63%[f]	0.63%[f]	0.59%[f]	8%
$(0.23)	$(5.05)	$–	$(5.28)	$30.44	0.82%	$2,833	0.63%	0.63%	0.79%	25%
$(0.27)	$(7.60)	$–	$(7.87)	$35.63	10.02%	$3,935	0.62%	0.62%	0.63%	23%
$(0.30)	$(5.07)	$–	$(5.37)	$39.88	14.23%	$5,131	0.62%	0.62%	0.79%	20%
$(0.76)	$(4.29)	$–	$(5.05)	$39.63	28.14%	$5,206	0.64%	0.64%	1.38%	7%
$(0.29)	$–	$–	$(0.29)	$35.29	1.79%	$5,691	0.64%	0.64%	1.15%	11%

[d]
The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation.

[e]	Unaudited.

[f]	Annualized.

See Notes to Financial Statements

DAVIS NEW YORK VENTURE FUND	Privacy Notice and Householding

Privacy Notice

While you generally will be dealing with a broker-dealer or other financial adviser, we may collect information about you from your account application and other forms that you may deliver to us. We use this information to process your requests and transactions; for example, to provide you with additional information about our Funds, to open an account for you, or to process a transaction. In order to service your account and execute your transactions, we may provide your personal information to firms that assist us in servicing your account, such as our transfer agent. We may also provide your name and address to one of our agents for the purpose of mailing to you your account statement and other information about our products and services. We may also gather information through the use of "cookies" when you visit our website. These files help us to recognize repeat visitors and allow easy access to and use of the website. We require these outside firms and agents to protect the confidentiality of your information and to use the information only for the purpose for which the disclosure is made. We do not provide customer names and addresses to outside firms, organizations, or individuals except in furtherance of our business relationship with you or as otherwise allowed by law.

We restrict access to nonpublic personal information about you to those employees who need to know that information to provide products or services to you. We maintain physical, electronic, and procedural safeguards that comply with federal standards to guard your personal information.

Householding

To avoid sending duplicate copies of materials to households, the Fund will mail only one copy of each prospectus, Annual, and Semi-Annual Report to shareholders having the same last name and address on the Fund's records. The consolidation of these mailings, called householding, benefits the Fund through reduced mailing expense. If you do not want the mailing of these documents to be combined with those to other members of your household, please contact the Davis Funds by phone at 1-800-279-0279. Individual copies of current prospectuses and reports will be sent to you within 30 days after the Fund receives your request to stop householding.

DAVIS NEW YORK VENTURE FUND	Directors and Officers

For the purposes of their service as directors to the Davis Funds, the business address for each of the directors is 2949 E. Elvira Road, Suite 101, Tucson, AZ 85756. Each Director serves until their retirement, resignation, death, or removal. Subject to exceptions and exemptions, which may be granted by the Independent Directors, Directors must retire at the close of business on the last day of the calendar year in which the Director attains age seventy-eight (78).

Name (birthdate)	Position(s) Held With Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios Overseen	Other Directorships

Independent Directors

Marc P. Blum (09/09/42)	Director	Director since 1986	Chief Executive Officer, World Total Return Fund, LLLP; of Counsel to Gordon Feinblatt LLC (law firm).	13	Director, Rodney Trust Company (trust and asset management company).

John S. Gates, Jr. (08/02/53)	Director	Director since 2007	Chairman and Chief Executive Officer of PortaeCo LLC (private investment company).	13	Director, Care Capital Properties (REIT); Trustee, DCT Industrial Trust (REIT); Director, Miami Corp. (diversified investment company).

Thomas S. Gayner (12/16/61)	Director/ Chairman	Director since 2004/Chairman since 2009	Co-CEO, Markel Corp. (diversified financial holding company).	13
Director, Graham Holdings
Company (educational and
media company); Director,
Colfax Corp. (engineering and
manufacturer of pumps and
fluid handling equipment);
Director, Cable ONE Inc.
(cable service provider).

Samuel H. Iapalucci (07/19/52)	Director	Director since 2006	Retired; Executive Vice President and Chief Financial Officer, CH2M- HILL Companies, Ltd. (engineering) until 2008.	13	none

Robert P. Morgenthau (03/22/57)	Director	Director since 2002	Principal, Spears Abacus Advisors, LLC (investment management firm) since 2011; Chairman, NorthRoad Capital Management, LLC (investment management firm) 2002-2011.	13	none

Marsha Williams (03/28/51)	Director	Director since 1999	Retired; Senior Vice President and Chief Financial Officer, Orbitz Worldwide, Inc. (travel-service provider) 2007-2010.	13
Lead Director, Modine
Manufacturing Company (heat
transfer technology); Director,
Chicago Bridge & Iron
Company, N.V. (industrial
construction and engineering);
Chairman/Director, Fifth Third
Bancorp (diversified financial
services).

DAVIS NEW YORK VENTURE FUND	Directors and Officers – (Continued)

Name (birthdate)	Position(s) Held With Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios Overseen	Other Directorships

Interested Directors*

Andrew A. Davis (06/25/63)	Director	Director since 1997	President or Vice President of each Davis Fund and Selected Fund; President, Davis Selected Advisers, L.P., and also serves as an executive officer of certain companies affiliated with the Adviser.	16	Director, Selected Funds (consisting of two portfolios) since 1998; Trustee of Clipper Funds Trust (consisting of one portfolio) since 2014.

Christopher C. Davis (07/13/65)	Director	Director since 1997	President or Vice President of each Davis Fund, Selected Fund, Clipper Fund, and Davis Fundamental ETF; Chairman, Davis Selected Advisers, L.P., and also serves as an executive officer of certain companies affiliated with the Adviser, including sole member of the Adviser's general partner, Davis Investments, LLC.	16
Director, Selected Funds
(consisting of two portfolios)
since 1998; Trustee of Clipper
Funds Trust (consisting of one
portfolio) since 2014; Director,
Graham Holdings Company
(educational and media
company).

* Andrew A. Davis and Christopher C. Davis own partnership units (directly, indirectly, or both) of the Adviser and are considered to be "interested persons" of the Funds as defined in the Investment Company Act of 1940. Andrew A. Davis and Christopher C. Davis are brothers.

Officers

Andrew A. Davis (born 06/25/63, Davis Funds officer since 1997). See description in the section on Interested Directors.

Christopher C. Davis (born 07/13/65, Davis Funds officer since 1997). See description in the section on Interested Directors.

Kenneth C. Eich (born 08/14/53, Davis Funds officer since 1997). Executive Vice President and Principal Executive Officer of the Davis Funds (consisting of 13 portfolios), Selected Funds (consisting of two portfolios), and Clipper Funds Trust (consisting of one portfolio); Trustee/Chairman, Executive Vice President, and Principal Executive Officer of Davis Fundamental ETF Trust (consisting of three portfolios); Chief Operating Officer, Davis Selected Advisers, L.P., and also serves as an executive officer of certain companies affiliated with the Adviser.

Douglas A. Haines (born 03/04/71, Davis Funds officer since 2004). Vice President, Treasurer, Chief Financial Officer, Principal Financial Officer, and Principal Accounting Officer of the Davis Funds (consisting of 13 portfolios), Selected Funds (consisting of two portfolios), Clipper Funds Trust (consisting of one portfolio), and Davis Fundamental ETF Trust (consisting of three portfolios); Vice President and Director of Fund Accounting, Davis Selected Advisers, L.P.

Sharra L. Haynes (born 09/25/66, Davis Funds officer since 1997). Vice President and Chief Compliance Officer of the Davis Funds (consisting of 13 portfolios), Selected Funds (consisting of two portfolios), Clipper Funds Trust (consisting of one portfolio), and Davis Fundamental ETF Trust (consisting of three portfolios); Vice President and Chief Compliance Officer, Davis Selected Advisers, L.P., and also serves as an executive officer of certain companies affiliated with the Adviser.

Ryan M. Charles (born 07/25/78, Davis Funds officer since 2014). Vice President and Secretary of the Davis Funds (consisting of 13 portfolios), Selected Funds (consisting of two portfolios), Clipper Funds Trust (consisting of one portfolio), and Davis Fundamental ETF Trust (consisting of three portfolios); Vice President, Chief Legal Officer, and Secretary, Davis Selected Advisers, L.P., and also serves as an executive officer of certain companies affiliated with the Adviser.

DAVIS NEW YORK VENTURE FUND

Investment Adviser
Davis Selected Advisers, L.P. (Doing business as "Davis Advisors")
2949 East Elvira Road, Suite 101
Tucson, Arizona 85756
(800) 279-0279

Distributor
Davis Distributors, LLC
2949 East Elvira Road, Suite 101
Tucson, Arizona 85756

Transfer Agent
Boston Financial Data Services, Inc.
c/o The Davis Funds
P.O. Box 8406
Boston, Massachusetts 02266-8406

Overnight Address:
30 Dan Road
Canton, Massachusetts 02021-2809

Custodian
State Street Bank and Trust Co.
One Lincoln Street
Boston, Massachusetts 02111

Counsel
Greenberg Traurig, LLP
77 West Wacker Drive, Suite 3100
Chicago, Illinois 60601

Independent Registered Public Accounting Firm
KPMG LLP
1225 Seventeenth Street, Suite 800
Denver, Colorado 80202

For more information about Davis New York Venture Fund, including management fee, charges, and expenses, see the current prospectus, which must precede or accompany this report. The Fund's Statement of Additional Information contains additional information about the Fund's Directors and is available without charge, upon request, by calling 1-800-279-0279 and on the Fund's website at www.davisfunds.com. Quarterly Fact Sheets are available on the Fund's website at www.davisfunds.com.

Davis Research Fund

Portfolio of Davis New York Venture Fund, Inc.

January 31, 2017

SEMI-ANNUAL REPORT

Over 45 Years of Reliable Investing™

DAVIS RESEARCH FUND	Table of Contents

This Semi-Annual Report is authorized for use by existing shareholders. Prospective shareholders must receive a current Davis Research Fund prospectus, which contains more information about investment strategies, risks, charges, and expenses. Please read the prospectus carefully before investing or sending money.

Shares of Davis Research Fund are not deposits or obligations of any bank, are not guaranteed by any bank, are not insured by the FDIC or any other agency, and involve investment risks, including possible loss of the principal amount invested.

Portfolio Proxy Voting Policies and Procedures
The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities held by the Fund. A description of the Fund's Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1-800-279-0279 and (ii) on the SEC's website at www.sec.gov.

In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund's Form N-PX filing is available (i) without charge, upon request, by calling the Fund toll-free at 1-800-279-0279 and (ii) on the SEC's website at www.sec.gov.

Form N-Q
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund's Form N-Q is available without charge, upon request, by calling 1-800-279-0279 and on the SEC's website at www.sec.gov. The Fund's Form N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

DAVIS RESEARCH FUND	Management's Discussion of Fund Performance

Performance Overview
Davis Research Fund outperformed the Standard & Poor's 500® Index ("S&P 500®") for the six-month period ended January 31, 2017 (the "period"). The Fund delivered a total return of 8.54%, versus a 5.96% return for the S&P 500®. The sectors1 within the S&P 500® that reported the strongest performance were Financials (up 25%), Information Technology (up 11%), and Industrials (up 9%). The sectors within the S&P 500® that reported the weakest performance were Real Estate (down 9%), Health Care (down 6%), and Telecommunication Services (down 5%). During the third quarter of 2016, the Real Estate sector was added to the S&P 500® Index by moving it out from under the Financials sector.
Contributors to Performance
The Fund's largest sector position was in Information Technology holdings. These holdings made the most significant contribution to performance2, both on an absolute basis and when compared to the S&P 500®. The Fund's Information Technology holdings were up about 17%, compared to up 11% for the S&P 500® sector. Applied Materials3 (up 31%) was the Fund's largest holding and overall top contributor. Micron Technology (up 75%), Microsoft (up 16%), and Texas Instruments (up 10%) were strong performers.
Returns from the Fund's Financials sector holdings were a key contributor on an absolute basis, but lagged when compared to the benchmark, as the Fund's Financial sector holdings were up about 21%, compared to up 25% for the S&P 500® sector. JPMorgan Chase (up 34%), U.S. Bancorp (up 26%), Berkshire Hathaway (up 14%), Loews (up 13%), and Bank of New York Mellon (up 15%) were key contributors.
An additional contributor was Adient (up 40%) from the Consumer Discretionary sector, which was purchased in October 2016.
Detractors from Performance
The Fund's holdings in the Health Care sector were the most significant detractor from performance on an absolute basis. The Fund's Health Care holdings were down about 11%, compared to down 6% for the S&P 500® sector. The Fund suffered due to Valeant Pharmaceuticals (down 38%), which was the Fund's overall top detractor. Express Scripts (down 9%) was also a weak performer.
As a result of recent portfolio manager changes, the Fund had an unusually high cash position (19% of net assets). The Fund's high cash position in a rising market led to it being the biggest detractor from performance when compared to the S&P 500®.
Returns from the Consumer Staples sector also hindered performance on an absolute basis. The Fund's sole Consumer Staples holding, Nestle, was down about 9%, compared to down 2% for the entire S&P 500® sector.
Several holdings from the Consumer Discretionary sector detracted from performance. Vipshop Holdings (down 20%), Advance Auto Parts (down 12%), and Newell Brands (down 2%) were key detractors. The Fund no longer owns Advance Auto Parts or Newell Brands.
The Fund had approximately 16% of its net assets invested in foreign securities. The Fund's foreign holdings significantly underperformed its domestic holdings (up less than 1%, versus up 15%).

Davis Research Fund's investment objective is long-term growth of capital. There can be no assurance that the Fund will achieve its objective. Davis Research Fund's principal risks are: common stock risk, depositary receipts risk, emerging market risk, fees and expenses risk, focused portfolio risk, foreign country risk, foreign currency risk, headline risk, large-capitalization companies risk, manager risk, mid- and small-capitalization companies risk, and stock market risk. See the prospectus for a full description of each risk.

Class A shares of Davis Research Fund have been registered with the Securities and Exchange Commission and, as of the date of this report, in selected states where eligible investors are residents. Shares of Davis Research Fund currently are not available for public sale in any other state or jurisdiction. Currently, only the directors, officers, and employees of the Fund or its investment adviser and sub-adviser (and the investment adviser itself and affiliated companies) are eligible to purchase Fund shares. The Adviser reserves the right to reject any offer to purchase shares.

Past performance does not guarantee future results, Fund prices fluctuate, and the value of an investment may be worth more or less than the purchase price. Data provided in this performance overview is for the six-month period ended January 31, 2017, unless otherwise noted. Return figures for underlying Fund positions reflect the return of the security from the beginning of the period or the date of first purchase if subsequent thereto through the end of the period or the date the position is completely liquidated. The actual contribution to the Fund will vary based on a number of factors (e.g., trading activity, weighting). Portfolio holding information is as of the end of the six-month period, January 31, 2017, unless otherwise noted.

[1]	The companies included in the Standard & Poor's 500® Index are divided into eleven sectors. One or more industry groups make up a sector.
[2]
A company's or sector's contribution to or detraction from the Fund's performance is a product both of its appreciation or depreciation and its weighting within the Fund. For example, a 5% holding that rises 20% has twice as much impact as a 1% holding that rises 50%.

[3]
This Management Discussion of Fund Performance discusses a number of individual companies. The information provided in this report does not provide information reasonably sufficient upon which to base an investment decision and should not be considered a recommendation to purchase, sell, or hold any particular security. The Schedule of Investments lists the Fund's holdings of each company discussed.

2

DAVIS RESEARCH FUND	Management's Discussion of Fund Performance – (Continued)

Comparison of a $10,000 investment in Davis Research Fund Class A versus the
Standard & Poor's 500® Index over 10 years for an investment made on January 31, 2007

Average Annual Total Return for periods ended January 31, 2017

Fund & Benchmark Index	1-Year	5-Year	10-Year	Since Fund's Inception (10/31/01)	Gross Expense Ratio	Net Expense Ratio
Class A - without sales charge	17.94%	12.10%	4.94%	6.99%	0.70%	0.70%
Class A - with sales charge	12.34%	11.02%	4.43%	6.65%	0.70%	0.70%
S&P 500® Index	20.04%	14.09%	6.99%	7.29%

The Standard & Poor's 500® Index is an unmanaged index of 500 selected common stocks, most of which are listed on the New York Stock Exchange. The Index is adjusted for dividends, weighted towards stocks with large market capitalizations, and represents approximately two-thirds of the total market value of all domestic common stocks. Investments cannot be made directly in the Index.

The performance data for Davis Research Fund contained in this report represents past performance, assumes that all distributions were reinvested, and should not be considered as an indication of future performance from an investment in the Fund today. The investment return and principal value will fluctuate so that shares may be worth more or less than their original cost when redeemed. Fund performance changes over time and current performance may be higher or lower than stated. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The operating expense ratio may vary in future years. For more current information please call Davis Funds Investor Services at 1-800-279-0279.

*Reflects 4.75% front-end sales charge.

3

DAVIS RESEARCH FUND	Fund Overview
January 31, 2017 (Unaudited)

Portfolio Composition		Industry Weightings
(% of Fund's 01/31/17 Net Assets)		(% of 01/31/17 Stock Holdings)

			Fund	S&P 500®
Common Stock (U.S.)	65.67%	Information Technology	32.66%	21.27%
Common Stock (Foreign)	15.87%	Materials	14.53%	2.92%
Short-Term Investments	18.50%	Diversified Financials	11.85%	5.22%
Other Assets & Liabilities	(0.04)%	Capital Goods	9.94%	7.35%
	100.00%	Retailing	8.89%	5.49%
		Banks	6.45%	6.60%
		Health Care	6.06%	13.65%
		Insurance	4.18%	2.74%
		Automobiles & Components	2.20%	0.74%
		Media	1.83%	3.23%
		Food, Beverage & Tobacco	1.13%	5.34%
		Energy	0.28%	7.21%
		Other	–	18.24%
			100.00%	100.00%

Top 10 Long-Term Holdings
(% of Fund's 01/31/17 Net Assets)

Applied Materials, Inc.	Semiconductors & Semiconductor Equipment	4.69%
Amazon.com, Inc.	Retailing	4.53%
Berkshire Hathaway Inc.*	Diversified Financial Services	3.85%
Texas Instruments Inc.	Semiconductors & Semiconductor Equipment	3.72%
Loews Corp.	Multi-line Insurance	3.41%
Microsoft Corp.	Software & Services	3.21%
SAP SE, ADR	Software & Services	3.19%
Monsanto Co.	Materials	3.04%
Eaton Corp. PLC	Capital Goods	2.92%
Bank of New York Mellon Corp.	Capital Markets	2.86%

* Berkshire Hathaway Inc. holding includes Class A and Class B.

4

DAVIS RESEARCH FUND	Expense Example (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases; and (2) ongoing costs, including advisory and administrative fees and other Fund expenses. The Expense Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Expense Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which is for the six-month period ended January 31, 2017.

Actual Expenses

The information represented in the row entitled "Actual" provides information about actual account values and actual expenses. You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. An annual maintenance fee of $15, charged on retirement plan accounts per Social Security Number, is not included in the Expense Example. This fee will be waived for accounts sharing the same Social Security Number if the accounts total at least $50,000 at Davis Funds. If this fee was included, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower, by this amount.

Hypothetical Example for Comparison Purposes

The information represented in the row entitled "Hypothetical" provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. An annual maintenance fee of $15, charged on retirement plan accounts per Social Security Number, is not included in the Expense Example. This fee will be waived for accounts sharing the same Social Security Number if the accounts total at least $50,000 at Davis Funds. If this fee was included, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower, by this amount.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end sales charges (loads). Therefore, the information in the row entitled "Hypothetical" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(08/01/16)	(01/31/17)	(08/01/16-01/31/17)
Class A
Actual	$1,000.00	$1,085.39	$3.68
Hypothetical	$1,000.00	$1,021.68	$3.57

Hypothetical assumes 5% annual return before expenses.

*Expenses are equal to the Class's annualized operating expense ratio (0.70%)**, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

**The expense ratio reflects the impact, if any, of certain reimbursements from the Adviser.

5

DAVIS RESEARCH FUND	Schedule of Investments
January 31, 2017 (Unaudited)

	Shares	Value (Note 1)
COMMON STOCK – (81.54%)
CONSUMER DISCRETIONARY – (10.54%)
Automobiles & Components – (1.80%)
Adient PLC *	10,739	$681,819
Media – (1.49%)
Naspers Ltd. - N (South Africa)	3,560	564,802
Retailing – (7.25%)
Amazon.com, Inc. *	2,089	1,720,250
JD.com Inc., Class A, ADR (China)*	21,970	623,948
Vipshop Holdings Ltd., Class A, ADR (China)*	35,890	406,275
		2,750,473
	Total Consumer Discretionary	3,997,094
CONSUMER STAPLES – (0.92%)
Food, Beverage & Tobacco – (0.92%)
Nestle S.A. (Switzerland)	4,765	348,148
	Total Consumer Staples	348,148
ENERGY – (0.23%)
Transocean Ltd. *	6,255	87,382
	Total Energy	87,382
FINANCIALS – (18.33%)
Banks – (5.26%)
JPMorgan Chase & Co.	12,670	1,072,262
U.S. Bancorp	17,545	923,744
		1,996,006
Diversified Financials – (9.66%)
Capital Markets – (2.86%)
Bank of New York Mellon Corp.	24,250	1,084,703
Consumer Finance – (2.95%)
American Express Co.	8,250	630,135
Capital One Financial Corp.	5,600	489,384
		1,119,519
Diversified Financial Services – (3.85%)
Berkshire Hathaway Inc., Class A *	4	983,921
Berkshire Hathaway Inc., Class B *	2,915	478,468
		1,462,389
		3,666,611
Insurance – (3.41%)
Multi-line Insurance – (3.41%)
Loews Corp.	27,770	1,293,527
	Total Financials	6,956,144
HEALTH CARE – (4.94%)
Health Care Equipment & Services – (3.49%)
Aetna Inc.	3,710	440,043
Express Scripts Holding Co. *	1,800	123,984
Quest Diagnostics Inc.	2,610	239,911
UnitedHealth Group Inc.	3,210	520,341
		1,324,279
Pharmaceuticals, Biotechnology & Life Sciences – (1.45%)
Valeant Pharmaceuticals International, Inc. (Canada)*	40,030	551,614
	Total Health Care	1,875,893

6

DAVIS RESEARCH FUND	Schedule of Investments - (Continued)
January 31, 2017 (Unaudited)

	Shares/Principal	Value (Note 1)
COMMON STOCK – (CONTINUED)
INDUSTRIALS – (8.10%)
Capital Goods – (8.10%)
Brenntag AG (Germany)	8,975	$520,660
Eaton Corp. PLC	15,660	1,108,415
Johnson Controls International PLC	8,196	360,460
Safran S.A. (France)	2,620	177,334
Schneider Electric SE (France)	6,515	465,721
United Technologies Corp.	4,030	441,970
	Total Industrials	3,074,560
INFORMATION TECHNOLOGY – (26.63%)
Semiconductors & Semiconductor Equipment – (14.38%)
Applied Materials, Inc.	51,990	1,780,658
Intel Corp.	14,380	529,472
Lam Research Corp.	4,355	500,215
Micron Technology, Inc. *	32,055	772,846
Texas Instruments Inc.	18,700	1,412,598
Xilinx, Inc.	7,920	460,944
		5,456,733
Software & Services – (10.18%)
Baidu, Inc., Class A, ADR (China)*	1,375	240,721
Facebook Inc., Class A *	1,170	152,474
Microsoft Corp.	18,840	1,218,006
Oracle Corp.	25,875	1,037,846
SAP SE, ADR (Germany)	13,240	1,211,593
		3,860,640
Technology Hardware & Equipment – (2.07%)
Hewlett Packard Enterprise Co.	20,830	472,424
HP Inc.	20,830	313,492
		785,916
	Total Information Technology	10,103,289
MATERIALS – (11.85%)
Axalta Coating Systems Ltd. *	20,310	588,990
Ecolab Inc.	3,975	477,517
LafargeHolcim Ltd. (Switzerland)	17,083	912,373
Monsanto Co.	10,645	1,152,960
PPG Industries, Inc.	5,470	547,055
Praxair, Inc.	6,905	817,828
	Total Materials	4,496,723
TOTAL COMMON STOCK – (Identified cost $23,807,426)		30,939,233
SHORT-TERM INVESTMENTS – (18.50%)
INTL FCStone Financial Inc. Joint Repurchase Agreement, 0.62%, 02/01/17, dated 01/31/17, repurchase value of $1,343,023 (collateralized by: U.S. Government agency mortgages and obligations in a pooled cash account, 1.125%-9.50%, 02/28/17-12/20/46, total market value $1,369,860)	$1,343,000	1,343,000

7

DAVIS RESEARCH FUND	Schedule of Investments - (Continued)
January 31, 2017 (Unaudited)

		Principal	Value (Note 1)
SHORT-TERM INVESTMENTS – (CONTINUED)
	Mizuho Securities USA Inc. Joint Repurchase Agreement, 0.55%, 02/01/17, dated 01/31/17, repurchase value of $411,006 (collateralized by: U.S. Government agency mortgage in a pooled cash account, 3.50%, 01/01/47, total market value $419,220)	$411,000	$411,000
	Nomura Securities International, Inc. Joint Repurchase Agreement, 0.56%, 02/01/17, dated 01/31/17, repurchase value of $3,384,053 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 3.00%-9.00%, 05/01/18-01/20/47, total market value $3,451,680)	3,384,000	3,384,000
	SunTrust Robinson Humphrey, Inc. Joint Repurchase Agreement, 0.59%, 02/01/17, dated 01/31/17, repurchase value of $1,880,031 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 2.50%-4.00%, 04/01/29-02/01/47, total market value $1,917,600)	1,880,000	1,880,000
		TOTAL SHORT-TERM INVESTMENTS – (Identified cost $7,018,000)	7,018,000
		Total Investments – (100.04%) – (Identified cost $30,825,426) – (a)	37,957,233
		Liabilities Less Other Assets – (0.04%)	(13,556)
		Net Assets – (100.00%)	$37,943,677

ADR: American Depositary Receipt

*	Non-income producing security.

(a)	Aggregate cost for federal income tax purposes is $30,864,192. At January 31, 2017, unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:

		Unrealized appreciation	$9,046,759
		Unrealized depreciation	(1,953,718)
		Net unrealized appreciation	$7,093,041

See Notes to Financial Statements

8

DAVIS RESEARCH FUND	Statement of Assets and Liabilities
At January 31, 2017 (Unaudited)

ASSETS:
Investments in securities at value* (see accompanying Schedule of Investments)	$37,957,233
Cash	1,218
Cash - foreign currencies**	2,119
Receivables:
Dividends and interest	26,406
Prepaid expenses	1,531
Total assets	37,988,507
LIABILITIES:
Accrued audit fees	9,812
Accrued custodian fees	5,014
Accrued investment advisory fee	18,767
Other accrued expenses	11,237
Total liabilities	44,830
NET ASSETS	$37,943,677
NET ASSETS CONSIST OF:
Par value of shares of capital stock	$101,838
Additional paid-in capital	30,690,096
Undistributed net investment income	60,295
Accumulated net realized losses from investments and foreign currency transactions	(39,919)
Net unrealized appreciation on investments and foreign currency transactions	7,131,367
Net Assets	$37,943,677
CLASS A SHARES:
Net assets	$37,943,677
Shares outstanding	2,036,764
Net asset value and redemption price per share (Net assets ÷ Shares outstanding)	$18.63
Maximum offering price per share (100/95.25 of $18.63)†	$19.56

*Including:
Cost of Investments	$30,825,426
Cost and market value of repurchase agreements (if greater than 10% of net assets)	7,018,000

**Cost of cash - foreign currencies	2,107

†On purchases of $100,000 or more, the offering price is reduced.

See Notes to Financial Statements

9

DAVIS RESEARCH FUND	Statement of Operations
For the six months ended January 31, 2017 (Unaudited)

INVESTMENT INCOME:
Income:
Dividends*		$187,086
Interest		21,086
Total income		208,172
Expenses:
Investment advisory fees (Note 3)	$108,315
Custodian fees	9,267
Transfer agent fees	504
Audit fees	9,812
Legal fees	68
Accounting fees (Note 3)	1,002
Directors' fees and expenses	2,235
Registration and filing fees	2,250
Miscellaneous	4,591
Total expenses		138,044
Net investment income		70,128
REALIZED & UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS:
Net realized gain (loss) from:
Investment transactions		275,083
Foreign currency transactions		(808)
Net realized gain		274,275
Net increase in unrealized appreciation		2,806,586
Net realized and unrealized gain on investments and foreign currency transactions		3,080,861
Net increase in net assets resulting from operations		$3,150,989

*Net of foreign taxes withheld as follows		$859

See Notes to Financial Statements

10

DAVIS RESEARCH FUND	Statements of Changes in Net Assets

	Six months ended January 31, 2017 (Unaudited)	Year ended July 31, 2016
OPERATIONS:
Net investment income	$70,128	$319,677
Net realized gain from investments and foreign currency transactions	274,275	5,348,799
Net increase (decrease) in unrealized appreciation on investments and foreign currency transactions	2,806,586	(6,754,293)
Net increase (decrease) in net assets resulting from operations	3,150,989	(1,085,817)

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(155,977)	(334,364)

Realized gains from investment transactions	(3,578,290)	–

CAPITAL SHARE TRANSACTIONS:
Net decrease in net assets resulting from capital share transactions (Note 4)	(6,298,829)	(9,656,929)
Total decrease in net assets	(6,882,107)	(11,077,110)

NET ASSETS:
Beginning of period	44,825,784	55,902,894
End of period*	$37,943,677	$44,825,784

*Including undistributed net investment income of	$60,295	$146,144

See Notes to Financial Statements

11

DAVIS RESEARCH FUND	Notes to Financial Statements
January 31, 2017 (Unaudited)

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The Fund is a separate series of Davis New York Venture Fund, Inc. (a Maryland corporation). The Fund is registered under the Investment Company Act of 1940, as amended, as a non-diversified, open-end management investment company. The Fund follows the reporting guidance of the Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946, Financial Services – Investment Companies. The Fund's investment objective is long-term growth of capital. The Fund commenced operations on October 31, 2001. Prior to January 19, 2011, the Fund offered shares in three classes, Class A, Class B, and Class C. The Fund ceased operations of Class B and Class C shares on January 19, 2011. Class A shares are sold with a front-end sales charge. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation - The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange ("Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities listed on the Exchange (and other national exchanges including NASDAQ) are valued at the last reported sales price on the day of valuation. Listed securities for which no sale was reported on that date are valued at the average of closing bid and asked prices. Securities traded on foreign exchanges are valued based upon the last sales price on the principal exchange on which the security is traded prior to the time when the Fund's assets are valued. Securities (including restricted securities) for which market quotations are not readily available or securities whose values have been materially affected by what Davis Selected Advisers, L.P. ("Davis Advisors" or "Adviser"), the Fund's investment adviser, identifies as a significant event occurring before the Fund's assets are valued, but after the close of their respective exchanges will be fair valued using a fair valuation methodology applicable to the security type or the significant event as previously approved by the Fund's Pricing Committee and Board of Directors. The Pricing Committee considers all facts it deems relevant that are reasonably available, through either public information or information available to the Adviser's portfolio management team, when determining the fair value of a security. To assess the appropriateness of security valuations, the Adviser may consider (i) comparing prior day prices and/or prices of comparable securities; (ii) comparing sale prices to the prior or current day prices and challenge those prices exceeding certain tolerance levels with the third-party pricing service or broker source; (iii) new rounds of financing; (iv) the performance of the market or the issuer's industry; (v) the liquidity of the security; (vi) the size of the holding in a fund; and/or (vii) any other appropriate information. The determination of a security's fair value price often involves the consideration of a number of subjective factors and is therefore subject to the unavoidable risk that the value assigned to a security may be higher or lower than the security's value would be if a reliable market quotation of the security was readily available. Fair value determinations are subject to review, approval, and ratification by the Fund's Board of Directors at its next regularly scheduled meeting covering the period in which the fair valuation was determined.

Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value.

The Fund's valuation procedures are reviewed and subject to approval by the Board of Directors. There have been no significant changes to the fair valuation procedures during the period.

Fair Value Measurements - Fair value is defined as the price that the Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal market for the investment. Various inputs are used to determine the fair value of the Fund's investments. These inputs are summarized in the three broad levels listed below.

Level 1 –	quoted prices in active markets for identical securities
Level 2 –	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 –	significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Fund can obtain the fair value assigned to a security if it were to sell the security.

12

DAVIS RESEARCH FUND	Notes to Financial Statements – (Continued)
January 31, 2017 (Unaudited)

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – (CONTINUED)

Fair Value Measurements - (Continued)

The following is a summary of the inputs used as of January 31, 2017 in valuing the Fund's investments carried at value:

	Investments in Securities at Value
	Valuation Inputs
		Level 2:	Level 3:
		Other Significant	Significant
	Level 1:	Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Equity securities:
Consumer Discretionary	$3,997,094	$–	$–	$3,997,094
Consumer Staples	348,148	–	–	348,148
Energy	87,382	–	–	87,382
Financials	6,956,144	–	–	6,956,144
Health Care	1,875,893	–	–	1,875,893
Industrials	3,074,560	–	–	3,074,560
Information Technology	10,103,289	–	–	10,103,289
Materials	4,496,723	–	–	4,496,723
Short-term securities	–	7,018,000	–	7,018,000
Total Investments	$30,939,233	$7,018,000	$–	$37,957,233

There were no transfers of investments between Level 1 and Level 2 of the fair value hierarchy during the six months ended January 31, 2017.

Master Repurchase Agreements - The Fund, along with other affiliated funds, may transfer uninvested cash balances into one or more master repurchase agreement accounts. These balances are invested in one or more repurchase agreements, secured by U.S. Government securities. A custodian bank holds securities pledged as collateral for repurchase agreements until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal; however, in the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

Currency Translation - The market values of all assets and liabilities denominated in foreign currencies are recorded in the financial statements after translation to the U.S. Dollar based upon the mean between the bid and offered quotations of the currencies against U.S. Dollars on the date of valuation. The cost basis of such assets and liabilities is determined based upon historical exchange rates. Income and expenses are translated at average exchange rates in effect as accrued or incurred.

Foreign Currency - The Fund may enter into forward purchases or sales of foreign currencies to hedge certain foreign currency denominated assets and liabilities against declines in market value relative to the U.S. Dollar. Forward currency contracts are marked-to-market daily and the change in market value is recorded by the Fund as an unrealized gain or loss. When the forward currency contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the forward currency contract at the time it was opened and value at the time it was closed. Investments in forward currency contracts may expose the Fund to risks resulting from unanticipated movements in foreign currency exchange rates or failure of the counter-party to the agreement to perform in accordance with the terms of the contract.

Reported net realized foreign exchange gains or losses arise from the sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on security transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books, and the U.S. Dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate. The Fund includes foreign currency gains and losses realized on the sales of investments together with market gains and losses on such investments in the Statement of Operations.

13

DAVIS RESEARCH FUND	Notes to Financial Statements – (Continued)
January 31, 2017 (Unaudited)

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – (CONTINUED)

Federal Income Taxes - It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies, and to distribute substantially all of its taxable income, including any net realized gains on investments not offset by loss carryovers, to shareholders. Therefore, no provision for federal income or excise tax is required. The Adviser analyzed the Fund's tax positions taken on federal and state income tax returns for all open tax years and concluded that as of January 31, 2017, no provision for income tax is required in the Fund's financial statements related to these tax positions. The Fund's federal and state (Arizona) income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state department of revenue. The earliest tax year that remains subject to examination by these jurisdictions is 2013.

Securities Transactions and Related Investment Income - Securities transactions are accounted for on the trade date (date the order to buy or sell is executed) with realized gain or loss on the sale of securities being determined based upon identified cost. Dividend income is recorded on the ex-dividend date. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.

Dividends and Distributions to Shareholders - Dividends and distributions to shareholders are recorded on the ex-dividend date. Net investment income (loss), net realized gains (losses), and net unrealized appreciation (depreciation) on investments may differ for financial statement and tax purposes primarily due to differing treatments of wash sales, corporate actions, partnership income, Directors' deferred compensation payments, and foreign currency transactions. The character of dividends and distributions made during the fiscal year from net investment income and net realized securities gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which income or realized gain was recorded by the Fund. The Fund adjusts certain components of capital to reflect permanent differences between financial statement amounts and net income and realized gains/losses determined in accordance with income tax rules.

Indemnification - Under the Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, some of the Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined and the Fund has no historical basis for predicting the likelihood of any such claims.

Use of Estimates in Financial Statements - In preparing financial statements in conformity with accounting principles generally accepted in the United States of America, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of income and expenses during the reporting period. Actual results may differ from these estimates.

Directors Fees and Expenses - The Fund set up a Rabbi Trust to provide for the deferred compensation plan for Independent Directors that enables them to elect to defer receipt of all or a portion of annual fees they are entitled to receive. The value of an eligible Director's account is based upon years of service and fees paid to each Director during the years of service. The amount paid to the Director by the Trust under the plan will be determined based upon the performance of the Davis Funds in which the amounts are invested.

14

DAVIS RESEARCH FUND	Notes to Financial Statements – (Continued)
January 31, 2017 (Unaudited)

NOTE 2 - PURCHASES AND SALES OF SECURITIES

The cost of purchases and proceeds from sales of investment securities (excluding short-term securities) during the six months ended January 31, 2017 were $3,398,294 and $2,262,894, respectively.

NOTE 3 - FEES AND OTHER TRANSACTIONS WITH SERVICE PROVIDERS (INCLUDING AFFILIATES)

Davis Selected Advisers-NY, Inc. ("DSA-NY"), a wholly-owned subsidiary of the Adviser, acts as sub-adviser to the Fund. DSA-NY performs research and portfolio management services for the Fund under a Sub-Advisory Agreement with the Adviser. The Fund pays no fees directly to DSA-NY.

All officers of the Fund (including some Interested Directors) hold positions as executive officers with the Adviser or its affiliates.

As of January 31, 2017, one related shareholder's investment in the Fund represents 98% of outstanding shares. Investment activities of this shareholder could have a material impact on the Fund.

Investment Advisory Fees - Advisory fees are paid monthly to the Adviser. The fixed annual rate is 0.55% of the average net assets.

Transfer Agent and Accounting Fees - Boston Financial Data Services, Inc. is the Fund's primary transfer agent. The Adviser is also paid for certain transfer agent services. The fee paid to the Adviser for these services during the six months ended January 31, 2017 amounted to $120. State Street Bank and Trust Company ("State Street Bank") is the Fund's primary accounting provider. Fees for such services are included in the custodian fees as State Street Bank also serves as the Fund's custodian. The Adviser is also paid for certain accounting services. The fee paid to the Adviser for these services during the six months ended January 31, 2017 amounted to $1,002.

Distribution and Service Plan Fees - The Fund has adopted a Distribution Plan ("12b-1 Plan") for Class A shares. Under the 12b-1 Plan, the Fund reimburses Davis Distributors, LLC ("Distributor"), the Fund's Underwriter, for amounts paid to dealers as a service fee or commissions with respect to Class A shares sold by dealers, which remain outstanding during the period. The service fee is paid at an annual rate up to 0.25% of the average net assets maintained by the responsible dealers. There was no service fee for Class A shares of the Fund for the six months ended January 31, 2017.

Sales Charges - Front-end sales charges and contingent deferred sales charges ("CDSC") do not represent expenses of the Fund. They are deducted from the proceeds from sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable.

Class A shares of the Fund are sold at net asset value plus a sales charge and are redeemed at net asset value. On purchases of $1 million or more, the sales charge will not be applied; however a CDSC of 0.50% may be imposed upon redemption if those shares are redeemed within the first year of purchase.

The Distributor received no commissions earned on sales of Class A shares of the Fund for the six months ended January 31, 2017.

15

DAVIS RESEARCH FUND	Notes to Financial Statements – (Continued)
January 31, 2017 (Unaudited)

NOTE 4 - CAPITAL STOCK

At January 31, 2017, there were 3.5 billion shares of capital stock ($0.05 par value per share) authorized for Davis New York Venture Fund, Inc., of which 500 million shares are classified as Davis Research Fund. Transactions in capital stock were as follows:

	Six months ended January 31, 2017 (Unaudited)
	Sold	Reinvestment of Distributions	Redeemed	Net Decrease

Shares: Class A	151	203,174	(516,894)	(313,569)
Value: Class A	$3,004	$3,724,167	$(10,026,000)	$(6,298,829)

	Year ended July 31, 2016
	Sold	Reinvestment of Distributions	Redeemed	Net Decrease

Shares: Class A	833	17,993	(575,338)	(556,512)
Value: Class A	$15,240	$333,057	$(10,005,226)	$(9,656,929)

NOTE 5 - BANK BORROWINGS

The Fund may borrow up to 5% of its assets from a bank to purchase portfolio securities, or for temporary and emergency purposes. The purchase of securities with borrowed funds creates leverage in the Fund. The Fund has entered into an agreement, which enables it to participate with certain other funds managed by the Adviser in an unsecured line of credit with a bank, which permits borrowings of up to $50 million, collectively. Interest is charged based on its borrowings, at a rate equal to the higher of the Federal Funds Rate or the one month LIBOR Rate, plus 1.25%. The Fund had no borrowings during the six months ended January 31, 2017.

NOTE 6 - NEW PRONOUNCEMENTS

In October 2016, the SEC voted to approve rules to modernize and enhance reporting of information provided by registered investment companies ("Reporting Modernization Rules"). The new rules also make certain amendments to Regulation S-X to require standardized, more detailed disclosure in registered investment company financial statements. The compliance date for the amendments to Regulation S-X is August 1, 2017. The Adviser is currently evaluating the amendments and their impacts, if any, on the Fund's financial statements.

16

DAVIS RESEARCH FUND	Financial Highlights

The following financial information represents selected data for each share of capital stock outstanding throughout each period:

CLASS A
	Six months ended January 31, 2017	Year ended July 31,
	(Unaudited)	2016	2015	2014	2013	2012
Net Asset Value, Beginning of Period	$19.07	$19.23	$17.59	$15.37	$12.37	$12.12
Income (Loss) from Investment Operations:
Net Investment Income	0.05	0.12	0.11	0.16	0.22	0.17
Net Realized and Unrealized Gains (Losses)	1.55	(0.16)	1.67	2.23	3.00	0.18
Total from Investment Operations	1.60	(0.04)	1.78	2.39	3.22	0.35
Dividends and Distributions:
Dividends from Net Investment Income	(0.09)	(0.12)	(0.14)	(0.17)	(0.22)	(0.10)
Distributions from Realized Gains	(1.95)	–	–	–	–	–
Total Dividends and Distributions	(2.04)	(0.12)	(0.14)	(0.17)	(0.22)	(0.10)
Net Asset Value, End of Period	$18.63	$19.07	$19.23	$17.59	$15.37	$12.37
Total Return[a]	8.54%	(0.22)%	10.17%	15.62%	26.36%	2.95%
Ratios/Supplemental Data:
Net Assets, End of Period (in thousands)	$37,944	$44,826	$55,903	$46,120	$39,914	$31,635
Ratio of Expenses to Average Net Assets:
Gross	0.70%[b]	0.70%	0.68%	0.70%	0.71%	0.78%
Net[c]	0.70%[b]	0.65%	0.68%	0.70%	0.71%	0.78%
Ratio of Net Investment Income to Average Net Assets	0.36%[b]	0.66%	0.64%	0.96%	1.61%	1.43%
Portfolio Turnover Rate[d]	8%	29%	27%	27%	45%	28%

a
Assumes hypothetical initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one year.

b	Annualized.

c	The Net Ratio of Expenses to Average Net Assets reflects the impact, if any, of the reduction of expenses paid indirectly and of certain reimbursements.

d
The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation.

See Notes to Financial Statements

17

DAVIS RESEARCH FUND	Privacy Notice and Householding

Privacy Notice

While you generally will be dealing with a broker-dealer or other financial adviser, we may collect information about you from your account application and other forms that you may deliver to us. We use this information to process your requests and transactions; for example, to provide you with additional information about our Funds, to open an account for you, or to process a transaction. In order to service your account and execute your transactions, we may provide your personal information to firms that assist us in servicing your account, such as our transfer agent. We may also provide your name and address to one of our agents for the purpose of mailing to you your account statement and other information about our products and services. We may also gather information through the use of "cookies" when you visit our website. These files help us to recognize repeat visitors and allow easy access to and use of the website. We require these outside firms and agents to protect the confidentiality of your information and to use the information only for the purpose for which the disclosure is made. We do not provide customer names and addresses to outside firms, organizations, or individuals except in furtherance of our business relationship with you or as otherwise allowed by law.

We restrict access to nonpublic personal information about you to those employees who need to know that information to provide products or services to you. We maintain physical, electronic, and procedural safeguards that comply with federal standards to guard your personal information.

Householding

To avoid sending duplicate copies of materials to households, the Fund will mail only one copy of each prospectus, Annual, and Semi-Annual Report to shareholders having the same last name and address on the Fund's records. The consolidation of these mailings, called householding, benefits the Fund through reduced mailing expense. If you do not want the mailing of these documents to be combined with those to other members of your household, please contact the Davis Funds by phone at 1-800-279-0279. Individual copies of current prospectuses and reports will be sent to you within 30 days after the Fund receives your request to stop householding.

18

DAVIS RESEARCH FUND	Directors and Officers

For the purposes of their service as directors to the Davis Funds, the business address for each of the directors is 2949 E. Elvira Road, Suite 101, Tucson, AZ 85756. Each Director serves until their retirement, resignation, death, or removal. Subject to exceptions and exemptions, which may be granted by the Independent Directors, Directors must retire at the close of business on the last day of the calendar year in which the Director attains age seventy-eight (78).

Name (birthdate)	Position(s) Held With Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios Overseen	Other Directorships

Independent Directors

Marc P. Blum (09/09/42)	Director	Director since 1986	Chief Executive Officer, World Total Return Fund, LLLP; of Counsel to Gordon Feinblatt LLC (law firm).	13	Director, Rodney Trust Company (trust and asset management company).

John S. Gates, Jr. (08/02/53)	Director	Director since 2007	Chairman and Chief Executive Officer of PortaeCo LLC (private investment company).	13	Director, Care Capital Properties (REIT); Trustee, DCT Industrial Trust (REIT); Director, Miami Corp. (diversified investment company).

Thomas S. Gayner (12/16/61)	Director/ Chairman	Director since 2004/Chairman since 2009	Co-CEO, Markel Corp. (diversified financial holding company).	13
Director, Graham Holdings
Company (educational and
media company); Director,
Colfax Corp. (engineering and
manufacturer of pumps and
fluid handling equipment);
Director, Cable ONE Inc.
(cable service provider).

Samuel H. Iapalucci (07/19/52)	Director	Director since 2006	Retired; Executive Vice President and Chief Financial Officer, CH2M- HILL Companies, Ltd. (engineering) until 2008.	13	none

Robert P. Morgenthau (03/22/57)	Director	Director since 2002	Principal, Spears Abacus Advisors, LLC (investment management firm) since 2011; Chairman, NorthRoad Capital Management, LLC (investment management firm) 2002-2011.	13	none

Marsha Williams (03/28/51)	Director	Director since 1999	Retired; Senior Vice President and Chief Financial Officer, Orbitz Worldwide, Inc. (travel-service provider) 2007-2010.	13
Lead Director, Modine
Manufacturing Company (heat
transfer technology); Director,
Chicago Bridge & Iron
Company, N.V. (industrial
construction and engineering);
Chairman/Director, Fifth Third
Bancorp (diversified financial
services).

19

DAVIS RESEARCH FUND	Directors and Officers – (Continued)

Name (birthdate)	Position(s) Held With Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios Overseen	Other Directorships

Interested Directors*

Andrew A. Davis (06/25/63)	Director	Director since 1997	President or Vice President of each Davis Fund and Selected Fund; President, Davis Selected Advisers, L.P., and also serves as an executive officer of certain companies affiliated with the Adviser.	16	Director, Selected Funds (consisting of two portfolios) since 1998; Trustee of Clipper Funds Trust (consisting of one portfolio) since 2014.

Christopher C. Davis (07/13/65)	Director	Director since 1997	President or Vice President of each Davis Fund, Selected Fund, Clipper Fund, and Davis Fundamental ETF; Chairman, Davis Selected Advisers, L.P., and also serves as an executive officer of certain companies affiliated with the Adviser, including sole member of the Adviser's general partner, Davis Investments, LLC.	16
Director, Selected Funds
(consisting of two portfolios)
since 1998; Trustee of Clipper
Funds Trust (consisting of one
portfolio) since 2014; Director,
Graham Holdings Company
(educational and media
company).

* Andrew A. Davis and Christopher C. Davis own partnership units (directly, indirectly, or both) of the Adviser and are considered to be "interested persons" of the Funds as defined in the Investment Company Act of 1940. Andrew A. Davis and Christopher C. Davis are brothers.

Officers

Andrew A. Davis (born 06/25/63, Davis Funds officer since 1997). See description in the section on Interested Directors.

Christopher C. Davis (born 07/13/65, Davis Funds officer since 1997). See description in the section on Interested Directors.

Kenneth C. Eich (born 08/14/53, Davis Funds officer since 1997). Executive Vice President and Principal Executive Officer of the Davis Funds (consisting of 13 portfolios), Selected Funds (consisting of two portfolios), and Clipper Funds Trust (consisting of one portfolio); Trustee/Chairman, Executive Vice President, and Principal Executive Officer of Davis Fundamental ETF Trust (consisting of three portfolios); Chief Operating Officer, Davis Selected Advisers, L.P., and also serves as an executive officer of certain companies affiliated with the Adviser.

Douglas A. Haines (born 03/04/71, Davis Funds officer since 2004). Vice President, Treasurer, Chief Financial Officer, Principal Financial Officer, and Principal Accounting Officer of the Davis Funds (consisting of 13 portfolios), Selected Funds (consisting of two portfolios), Clipper Funds Trust (consisting of one portfolio), and Davis Fundamental ETF Trust (consisting of three portfolios); Vice President and Director of Fund Accounting, Davis Selected Advisers, L.P.

Sharra L. Haynes (born 09/25/66, Davis Funds officer since 1997). Vice President and Chief Compliance Officer of the Davis Funds (consisting of 13 portfolios), Selected Funds (consisting of two portfolios), Clipper Funds Trust (consisting of one portfolio), and Davis Fundamental ETF Trust (consisting of three portfolios); Vice President and Chief Compliance Officer, Davis Selected Advisers, L.P., and also serves as an executive officer of certain companies affiliated with the Adviser.

Ryan M. Charles (born 07/25/78, Davis Funds officer since 2014). Vice President and Secretary of the Davis Funds (consisting of 13 portfolios), Selected Funds (consisting of two portfolios), Clipper Funds Trust (consisting of one portfolio), and Davis Fundamental ETF Trust (consisting of three portfolios); Vice President, Chief Legal Officer, and Secretary, Davis Selected Advisers, L.P., and also serves as an executive officer of certain companies affiliated with the Adviser.

20

DAVIS RESEARCH FUND

Investment Adviser
Davis Selected Advisers, L.P. (Doing business as "Davis Advisors")
2949 East Elvira Road, Suite 101
Tucson, Arizona 85756
(800) 279-0279

Distributor
Davis Distributors, LLC
2949 East Elvira Road, Suite 101
Tucson, Arizona 85756

Transfer Agent
Boston Financial Data Services, Inc.
c/o The Davis Funds
P.O. Box 8406
Boston, Massachusetts 02266-8406

Overnight Address:
30 Dan Road
Canton, Massachusetts 02021-2809

Custodian
State Street Bank and Trust Co.
One Lincoln Street
Boston, Massachusetts 02111

Counsel
Greenberg Traurig, LLP
77 West Wacker Drive, Suite 3100
Chicago, Illinois 60601

Independent Registered Public Accounting Firm
KPMG LLP
1225 Seventeenth Street, Suite 800
Denver, Colorado 80202

For more information about Davis Research Fund, including management fee, charges, and expenses, see the current prospectus, which must precede or accompany this report. The Fund's Statement of Additional Information contains additional information about the Fund's Directors and is available without charge, upon request, by calling 1-800-279-0279.

ITEM 2.  CODE OF ETHICS

Not Applicable

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT

The registrant's board of directors has determined that independent trustee Marsha Williams qualifies as the "audit committee financial expert", as defined in Item 3 of form N-CSR.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not Applicable

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS

Not Applicable

ITEM 6.  SCHEDULE OF INVESTMENTS

Not Applicable.  The complete Schedule of Investments is included in Item 1 of this for N-CSR

ITEM 7.  DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not Applicable

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not Applicable

ITEM 9.  PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANIES AND AFFILIATED PURCHASERS

Not Applicable

ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There have been no changes to the procedure by which shareholders may recommend nominees to the registrant's Board of Trustees.

ITEM 11.  CONTROLS AND PROCUDURES

(a)
The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-2 (c) under the Investment Company Act of 1940, as amended) are effective as of a date within 90 days of the filing date of this report.

(b)	There have been no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls.

ITEM 12.  EXHIBITS

(a)(1)	Not Applicable

(a)(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached.

(a)(3)	Not Applicable

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

DAVIS NEW YORK VENTURE, INC.

By	/s/ Kenneth C. Eich
Kenneth C. Eich
Principal Executive Officer

Date: March 31, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Kenneth C. Eich
Kenneth C. Eich
Principal Executive Officer

Date: March 31, 2017

By	/s/ Douglas A. Haines
Douglas A. Haines
Principal Financial Officer

Date: March 31, 2017